UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2017, is filed herewith.

First Eagle Global Fund

Consolidated Schedule of Investments
July 31, 2017 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 71.8%

Africa — 0.1%
Randgold Resources Ltd., ADR	413,501	38,430,783

Australia — 0.8%
Newcrest Mining Ltd.	27,660,364	449,441,280

Belgium — 0.5%
Groupe Bruxelles Lambert SA	2,788,865	286,032,758

Brazil — 0.4%
Cielo SA	27,570,040	230,756,023

Canada — 3.6%
Agnico Eagle Mines Ltd.	6,070,524	283,429,077
Agrium, Inc.	288,218	28,850,622
Barrick Gold Corp.	20,378,638	344,602,769
Canadian Natural Resources Ltd.	2,388,401	73,045,703
Cenovus Energy, Inc.	15,294,201	128,624,230
Franco-Nevada Corp.	3,490,459	252,892,048
Goldcorp, Inc.	14,579,998	191,435,374
Imperial Oil Ltd.	4,363,660	125,231,004
Potash Corp. of Saskatchewan, Inc.	20,266,923	362,777,922
Suncor Energy, Inc.	3,570,888	116,485,274
Wheaton Precious Metals Corp.	3,239,166	65,787,461
		1,973,161,484
Denmark — 0.2%
ISS A/S	2,987,524	122,473,120

France — 5.6%
Bouygues SA	7,372,488	316,088,953
Carrefour SA	11,134,055	267,441,573
Cie de Saint-Gobain	7,208,725	399,988,561
Danone SA	8,040,001	599,946,392
Emin Leydier SA(a)(b)(c)(d)	12,000,000	52,702,776
Legrand SA	1,401,821	96,834,474
LVMH Moet Hennessy Louis Vuitton SE	404,478	101,600,260
Neopost SA	614,430	28,174,787
NSC Groupe(b)	64,717	5,740,153
Rexel SA	11,789,132	186,686,320
Robertet SA	157,260	75,396,577
Robertet SA CI (non-voting)(a)	42,252	14,180,080
Sabeton SA(b)	385,000	10,482,549
Sanofi	4,014,366	382,524,990
Sodexo SA	2,173,169	256,715,669
TOTAL SA	4,050,575	205,986,718
Wendel SA	851,019	128,046,083
		3,128,536,915
Germany — 1.7%
HeidelbergCement AG	6,590,567	652,610,845
Hornbach Baumarkt AG	29,871	1,111,405
Hornbach Holding AG & Co. KGaA(b)	1,253,940	115,784,305
Linde AG	938,751	179,076,792
		948,583,347
Hong Kong — 1.8%
Guoco Group Ltd.	12,693,580	148,811,034
Hang Lung Properties Ltd.	125,232,969	311,465,576
Hysan Development Co. Ltd.	23,163,348	112,011,991
Jardine Matheson Holdings Ltd.	6,516,471	415,678,836
Jardine Strategic Holdings Ltd.	520,800	21,236,566
		1,009,204,003
Ireland — 0.3%
CRH plc	4,704,407	164,796,635

Israel — 0.1%
Israel Chemicals Ltd.	12,448,757	59,322,007

Italy — 0.1%
Italmobiliare SpA	1,889,410	53,677,173

Japan — 13.2%
Astellas Pharma, Inc.	15,895,900	202,442,745
Chofu Seisakusho Co. Ltd.(b)	3,484,580	85,227,173
FANUC Corp.	4,599,600	940,410,503
Hirose Electric Co. Ltd.(b)	2,442,300	332,563,794
Hoya Corp.	11,414,440	643,625,487
KDDI Corp.	31,838,200	843,616,056
Keyence Corp.	1,189,200	549,308,580
Komatsu Ltd.	1,036,100	27,785,664
Mitsubishi Estate Co. Ltd.	30,826,080	560,509,472
MS&AD Insurance Group Holdings, Inc.	9,086,420	318,702,375
Nissin Foods Holdings Co. Ltd.	2,006,030	126,028,292
NTT DOCOMO, Inc.	14,218,200	330,174,982
Secom Co. Ltd.	9,186,430	689,239,194
Shimano, Inc.	1,892,590	277,473,336
SMC Corp.	2,023,856	643,398,596
Sompo Holdings, Inc.	17,037,000	668,229,122
T Hasegawa Co. Ltd.(b)	3,400,800	71,639,952
		7,310,375,323
Mexico — 1.8%
Fresnillo plc	18,230,274	369,968,352
Grupo Televisa SAB, ADR	17,765,033	472,905,178
Industrias Penoles SAB de CV	6,401,020	157,126,569
		1,000,000,099
Norway — 0.0%(e)
Orkla ASA	2,000,066	20,602,788

Russia — 0.1%
Gazprom PJSC, ADR	15,687,012	61,065,318

South Korea — 1.6%
Hyundai Mobis Co. Ltd.	505,852	111,169,687
Kia Motors Corp.	8,368,208	273,446,280
KT&G Corp.	3,628,820	369,626,803
Lotte Confectionery Co. Ltd.	519,000	94,392,827
Namyang Dairy Products Co. Ltd.(b)	39,989	26,157,638
		874,793,235
Sweden — 0.8%
Investor AB, Class A	5,939,940	274,476,459
Investor AB, Class B	3,394,798	160,998,051
		435,474,510

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Switzerland — 1.6%
Cie Financiere Richemont SA (Registered)	550,340	46,784,480
Nestle SA (Registered)	5,963,365	503,364,935
Pargesa Holding SA	4,327,670	345,367,665
		895,517,080
Thailand — 0.5%
Bangkok Bank PCL, NVDR	51,812,900	279,481,086
Bangkok Bank PCL	36,500	202,298
		279,683,384
United Kingdom — 3.3%
Berkeley Group Holdings plc(b)	7,383,566	340,518,254
British American Tobacco plc	4,778,582	297,255,224
Diageo plc	8,034,220	259,480,861
GlaxoSmithKline plc	12,196,447	242,794,348
Liberty Global plc, Class C*	9,095,881	298,072,021
TechnipFMC plc*	14,492,528	413,616,749
		1,851,737,457
United States — 33.7%
3M Co.	3,015,674	606,663,139
Alleghany Corp.*	418,350	256,590,789
Alphabet, Inc., Class A*	134,718	127,375,869
Alphabet, Inc., Class C*	163,012	151,682,666
American Express Co.	10,766,614	917,638,511
Analog Devices, Inc.	2,275,357	179,775,957
Anthem, Inc.	1,980,790	368,842,906
Automatic Data Processing, Inc.	1,027,905	122,228,184
Bank of New York Mellon Corp. (The)	13,790,619	731,316,526
BB&T Corp.	10,500,485	496,882,950
Berkshire Hathaway, Inc., Class A*	1,088	285,911,168
Brown & Brown, Inc.	4,889,353	218,065,144
CH Robinson Worldwide, Inc.	3,133,506	205,557,994
Cincinnati Financial Corp.	1,964,386	149,607,638
Cintas Corp.	2,745,303	370,204,110
Colgate-Palmolive Co.	3,258,980	235,298,356
Comcast Corp., Class A	22,106,304	894,199,996
ConocoPhillips	6,916,659	313,808,819
Cummins, Inc.	1,378,153	231,391,889
Deere & Co.	3,176,107	407,431,006
Devon Energy Corp.	3,449,156	114,891,386
Exxon Mobil Corp.	6,133,378	490,915,575
Flowserve Corp.(b)	8,414,508	346,088,714
H&R Block, Inc.	3,992,318	121,765,699
JG Boswell Co.	2,485	1,627,675
Mastercard, Inc., Class A	1,222,123	156,187,319
Microsoft Corp.	15,656,183	1,138,204,504
Mills Music Trust(b)	31,592	748,730
National Oilwell Varco, Inc.	17,895,308	585,355,525
Newmont Mining Corp.	551,487	20,498,772
NOW, Inc.*(b)	5,851,664	93,217,007
Omnicom Group, Inc.	8,915,482	702,005,053
Oracle Corp.	27,002,083	1,348,214,004
Orbital ATK, Inc.(b)	3,694,106	377,463,751
Phillips 66	867,954	72,691,147
Praxair, Inc.	1,061,412	138,153,386
Royal Gold, Inc.	1,260,596	109,243,249
San Juan Basin Royalty Trust(b)	3,908,035	26,574,638
Schlumberger Ltd.	10,922,981	749,316,497
Scotts Miracle-Gro Co. (The)	2,235,507	214,586,317
Synchrony Financial	11,559,557	350,485,768
Teradata Corp.*(b)	12,190,179	387,891,496
Texas Instruments, Inc.	2,530,508	205,932,741
Tiffany & Co.	2,715,849	259,390,738
Travelers Cos., Inc. (The)	332,055	42,532,925
UGI Corp.	4,874,044	245,993,001
Union Pacific Corp.	4,056,411	417,648,077
US Bancorp	7,819,459	412,711,046
Varex Imaging Corp.*	1,256,253	38,755,405
Varian Medical Systems, Inc.*	3,140,634	305,018,374
Visa, Inc., Class A	1,517,758	151,107,986
Vista Outdoor, Inc.*(b)	3,252,457	75,099,232
Weyerhaeuser Co., REIT	23,709,923	782,901,657
Willis Towers Watson plc	2,058,297	306,439,257
WR Berkley Corp.	4,386,051	302,505,937
Xilinx, Inc.	6,088,374	385,150,539
		18,747,786,744
TOTAL COMMON STOCKS (Cost $27,272,849,660)		39,941,451,466

	Ounces

COMMODITY — 6.8%

Gold bullion* (Cost $3,141,779,427)	2,994,414	3,802,127,585

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 1.1%

Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	345,617,000,000	27,236,404
Malaysia Government Bond
3.66%, 10/15/2020	MYR	54,021,000	12,632,448
Mexican Bonos
4.75%, 6/14/2018	MXN	2,559,090,000	140,997,557
5.00%, 12/11/2019	MXN	764,192,000	41,325,821
6.50%, 6/10/2021	MXN	1,813,760,000	101,102,920
Poland Government Bond
3.25%, 7/25/2019	PLN	306,347,000	87,505,807
Singapore Government Bond
0.50%, 4/1/2018	SGD	154,398,000	113,478,514
3.25%, 9/1/2020	SGD	119,604,000	93,245,490
Venezuela Government Bond
Zero Coupon, 4/15/2020(a)(f)		53,230	—
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $640,801,387)			617,524,961

U.S. TREASURY OBLIGATION — 0.5%

U.S. Treasury Note
0.88%, 1/15/2018(g) (Cost $249,818,457)		250,000,000	249,677,750

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS — 0.1%

France — 0.1%
Emin Leydier SA
7.73%, 11/30/2020(a)(d)(f)	6,000,000	7,102,800
7.73%, 11/30/2020(a)(d)(f)	15,000,000	17,757,000
Wendel SA
4.38%, 8/9/2017	12,050,000	14,277,200
		39,137,000
United States — 0.0%(e)
Bausch & Lomb, Inc.
7.13%, 8/1/2028	5,467,000	5,371,328

TOTAL CORPORATE BONDS (COST $49,797,705)		44,508,328

SHORT-TERM INVESTMENTS — 19.8%

COMMERCIAL PAPER — 19.7%
Air Liquide US LLC
1.50%, 10/12/2017(h)	21,988,000	21,936,413
1.50%, 10/18/2017(h)(i)	29,874,000	29,797,626
American Honda Finance Corp.
1.06%, 8/11/2017(h)	78,500,000	78,473,495
1.15%, 9/27/2017(h)	24,634,000	24,588,795
1.27%, 10/18/2017(h)	75,364,000	75,171,330
Apple, Inc.
0.92%, 8/1/2017(h)(i)	34,409,000	34,407,985
0.92%, 8/2/2017(h)(i)	42,804,000	42,801,470
0.94%, 8/3/2017(h)(i)	75,000,000	74,993,344
0.95%, 8/7/2017(h)(i)	34,605,000	34,597,800
0.95%, 8/9/2017(h)(i)	57,274,000	57,258,651
0.95%, 8/14/2017(h)(i)	50,000,000	49,979,019
0.95%, 8/15/2017(h)(i)	70,893,000	70,861,098
0.95%, 8/17/2017(h)(i)	17,064,000	17,055,289
1.00%, 9/13/2017(h)(i)	27,866,000	27,828,570
1.07%, 9/14/2017(h)(i)	52,203,000	52,131,221
1.16%, 9/28/2017(h)	67,966,000	67,842,470
1.18%, 10/19/2017(h)(i)	65,694,000	65,528,013
1.20%, 11/2/2017(h)(i)	41,670,000	41,544,439
1.20%, 11/21/2017(h)(i)	53,023,000	52,827,773
Campbell Soup Co.
1.26%, 8/17/2017(h)(i)	12,466,000	12,457,712
Cisco Systems, Inc.
0.97%, 8/23/2017(h)(i)	125,000,000	124,913,351
1.17%, 10/4/2017(h)(i)	69,009,000	68,869,822
1.17%, 10/18/2017(h)(i)	120,000,000	119,701,117
Coca-Cola Co. (The)
0.98%, 8/7/2017(h)(i)	50,000,000	49,989,597
0.95%, 8/17/2017(h)	21,503,000	21,492,023
1.05%, 9/5/2017(h)(i)	41,281,000	41,235,839
1.10%, 9/11/2017(h)(i)	18,663,000	18,639,093
1.17%, 9/18/2017(h)(i)	9,011,000	8,997,472
1.17%, 10/5/2017(h)(i)	35,138,000	35,065,979
1.17%, 10/6/2017(h)	35,138,000	35,064,822
1.18%, 10/10/2017(h)(i)	86,755,000	86,562,512
1.18%, 10/11/2017(h)(i)	81,545,000	81,361,361
1.18%, 10/12/2017(h)(i)	52,496,000	52,376,030
1.19%, 10/17/2017(h)(i)	22,000,000	21,945,946
1.19%, 10/19/2017(h)(i)	45,051,000	44,937,171
1.19%, 10/23/2017(h)(i)	21,435,000	21,377,883
1.24%, 11/8/2017(h)(i)	13,595,000	13,551,194
1.23%, 11/14/2017(h)(i)	32,576,000	32,464,159
Duke Energy Corp.
1.30%, 8/1/2017(h)(i)	328,000	327,987
EI du Pont de Nemours & Co.
1.31%, 8/2/2017(h)(i)	37,579,000	37,576,110
1.30%, 8/3/2017(h)(i)	17,937,000	17,934,930
1.32%, 8/17/2017(h)(i)	42,000,000	41,972,075
1.32%, 8/18/2017(h)(i)	35,850,000	35,824,690
1.32%, 8/23/2017(h)(i)	38,679,000	38,643,786
1.36%, 9/1/2017(h)(i)	57,330,000	57,257,076
1.45%, 9/6/2017(h)(i)	53,339,000	53,260,332
1.48%, 10/2/2017(h)(i)	40,000,000	39,896,820
1.51%, 10/3/2017(h)(i)	34,743,000	34,651,896
1.48%, 10/12/2017(h)(i)	28,013,000	27,928,532
1.48%, 10/13/2017(h)(i)	50,285,000	50,131,092
Eli Lilly & Co.
1.11%, 9/5/2017(h)	24,687,000	24,659,992
Engie SA
0.92%, 8/2/2017(h)	19,936,000	19,934,733
0.96%, 8/16/2017(h)(i)	32,218,000	32,201,376
1.21%, 8/17/2017(h)	28,110,000	28,094,562
1.07%, 9/15/2017(h)	64,464,000	64,365,897
1.25%, 9/21/2017(h)(i)	59,007,000	58,905,147
1.25%, 10/2/2017(h)(i)	15,017,000	14,985,307
1.23%, 10/13/2017(h)(i)	13,698,000	13,663,423
1.25%, 10/17/2017(h)	32,383,000	32,296,278
1.25%, 11/1/2017(h)(i)	16,739,000	16,684,385
Eni Finance USA, Inc.
1.38%, 8/1/2017(h)	1,536,000	1,535,942
Essilor International SA
1.13%, 9/5/2017(h)(i)	3,789,000	3,784,514
1.20%, 10/13/2017(h)(i)	34,743,000	34,656,301
1.20%, 10/19/2017(h)(i)	39,021,000	38,915,210
Exxon Mobil Corp.
0.85%, 8/2/2017(h)	22,009,000	22,007,711
0.90%, 8/4/2017(h)	151,365,000	151,347,240
0.91%, 8/7/2017(h)	30,908,000	30,901,630
0.88%, 8/14/2017(h)	42,530,000	42,512,319
0.89%, 8/22/2017(h)	39,753,000	39,726,472
1.13%, 9/18/2017(h)	34,997,000	34,943,363
1.07%, 9/21/2017(h)	35,138,000	35,080,698
1.12%, 9/25/2017(h)	19,669,000	19,634,304
1.13%, 10/3/2017(h)	83,340,000	83,171,246
1.13%, 10/6/2017(h)	37,682,000	37,602,121
1.12%, 10/13/2017(h)	50,000,000	49,882,833

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
GlaxoSmithKline Finance plc
1.07%, 8/7/2017(h)(i)	50,000,000	49,988,820
1.07%, 8/11/2017(h)	14,050,000	14,045,041
1.09%, 8/21/2017(h)(i)	67,051,000	67,005,316
1.09%, 8/24/2017(h)	35,425,000	35,397,321
1.12%, 9/6/2017(h)(i)	37,767,000	37,721,003
1.12%, 9/8/2017(h)(i)	150,534,000	150,340,589
1.24%, 9/11/2017(h)(i)	40,598,000	40,541,731
1.24%, 9/14/2017(h)(i)	40,598,000	40,537,611
1.25%, 9/19/2017(h)(i)	81,545,000	81,409,885
Henkel of America, Inc.
1.08%, 8/2/2017(h)	43,810,000	43,807,215
1.18%, 9/8/2017(h)	40,675,000	40,622,740
1.23%, 10/17/2017(h)	49,864,000	49,732,409
Hitachi America Capital Ltd.
1.36%, 8/1/2017(h)(i)	853,000	852,967
HP, Inc.
1.54%, 10/4/2017(h)(i)	39,091,000	39,010,044
Intel Corp.
1.16%, 9/21/2017(h)(i)	50,000,000	49,920,194
1.16%, 9/22/2017(h)	25,000,000	24,959,330
John Deere Capital Corp.
1.15%, 9/6/2017(h)	32,027,000	31,989,969
Johnson & Johnson
0.95%, 8/11/2017(h)(i)	41,281,000	41,267,440
0.95%, 8/14/2017(h)(i)	40,703,000	40,685,921
1.06%, 8/25/2017(h)(i)	34,802,000	34,775,729
0.98%, 8/28/2017(h)	45,115,000	45,076,787
0.98%, 8/31/2017(h)	45,115,000	45,072,616
1.06%, 9/1/2017(h)(i)	34,802,000	34,768,250
1.12%, 9/21/2017(h)(i)	58,929,000	58,834,943
McCormick & Co., Inc.
1.33%, 9/15/2017(h)	45,311,000	45,227,570
MetLife Short Term Funding LLC
1.01%, 8/1/2017(h)(i)	38,183,000	38,181,767
1.01%, 8/8/2017(h)(i)	47,063,000	47,050,753
1.05%, 8/18/2017(h)(i)	105,932,000	105,869,076
1.05%, 8/21/2017(h)(i)	67,000,000	66,953,256
1.16%, 8/29/2017(h)(i)	34,802,000	34,767,882
1.16%, 8/30/2017(h)(i)	34,802,000	34,766,618
1.07%, 9/5/2017(h)(i)	47,203,000	47,145,224
1.11%, 9/7/2017(h)	51,191,000	51,124,807
1.12%, 9/11/2017(h)(i)	45,000,000	44,935,530
1.12%, 9/15/2017(h)(i)	80,897,000	80,769,650
1.25%, 9/18/2017(h)(i)	47,000,000	46,920,802
1.21%, 9/20/2017(h)(i)	39,874,000	39,803,842
1.20%, 9/22/2017(h)(i)	31,391,000	31,333,417
1.21%, 10/5/2017(h)(i)	36,796,000	36,710,327
1.20%, 10/16/2017(h)(i)	35,349,000	35,251,617
1.20%, 10/17/2017(h)	17,674,000	17,624,601
1.24%, 11/3/2017(h)(i)	42,504,000	42,356,281
1.27%, 11/13/2017(h)(i)	41,698,000	41,536,246
Microsoft Corp.
0.90%, 8/1/2017(h)(i)	74,199,000	74,196,750
0.90%, 8/3/2017(h)(i)	79,743,000	79,735,723
0.93%, 8/10/2017(h)	215,070,000	215,004,044
0.98%, 8/22/2017(h)(i)	50,000,000	49,965,931
1.02%, 9/7/2017(h)(i)	45,964,000	45,909,418
1.03%, 9/8/2017(h)	30,336,000	30,298,995
1.06%, 9/12/2017(h)(i)	75,534,000	75,432,140
1.03%, 9/13/2017(h)	45,964,000	45,900,575
1.09%, 9/14/2017(h)(i)	50,000,000	49,929,375
1.10%, 9/21/2017(h)(i)	75,000,000	74,877,042
1.16%, 10/10/2017(h)(i)	85,740,000	85,544,691
1.17%, 10/12/2017(h)(i)	33,896,000	33,816,475
1.18%, 10/24/2017(h)	11,674,000	11,641,668
Mitsubishi International Corp.
1.16%, 9/13/2017(h)	45,311,000	45,242,661
1.22%, 9/25/2017(h)	27,396,000	27,342,901
Nestle Capital Corp.
0.94%, 9/5/2017(h)(i)	25,000,000	24,970,925
1.15%, 9/29/2017(h)(i)	32,027,000	31,964,174
1.13%, 10/2/2017(h)(i)	69,995,000	69,850,460
1.15%, 10/23/2017(h)(i)	50,000,000	49,859,884
1.20%, 11/7/2017(h)(i)	41,670,000	41,530,999
Nestle Finance International Ltd.
0.97%, 8/21/2017(h)	86,012,000	85,954,050
0.93%, 9/8/2017(h)	18,966,000	18,942,063
1.15%, 9/19/2017(h)	116,557,000	116,367,433
1.10%, 9/20/2017(h)	35,138,000	35,079,659
1.18%, 10/20/2017(h)	52,719,000	52,576,896
1.18%, 11/15/2017(h)	49,219,000	49,040,819
Novartis Finance Corp.
0.96%, 8/4/2017(h)(i)	30,126,000	30,122,432
PepsiCo, Inc.
1.08%, 8/3/2017(h)(i)	35,138,000	35,134,794
0.95%, 8/4/2017(h)(i)	45,115,000	45,109,506
Pfizer, Inc.
0.95%, 8/7/2017(h)(i)	37,657,000	37,649,165
0.95%, 8/11/2017(h)(i)	50,000,000	49,983,577
0.95%, 8/15/2017(h)(i)	167,110,000	167,034,801
1.03%, 9/11/2017(h)(i)	124,164,000	124,004,946
1.04%, 9/12/2017(h)(i)	45,115,000	45,055,778
1.04%, 9/13/2017(h)(i)	64,464,000	64,377,411
1.03%, 9/15/2017(h)(i)	43,000,000	42,939,506
1.18%, 10/17/2017(h)	34,743,000	34,657,636
1.17%, 10/23/2017(h)	59,946,000	59,786,264
1.17%, 11/15/2017(h)(i)	34,000,000	33,882,068
1.23%, 11/20/2017(h)(i)	70,293,000	70,036,696
Philip Morris International, Inc.
1.25%, 11/1/2017(h)	54,792,000	54,617,474
1.25%, 11/2/2017(h)(i)	33,896,000	33,786,783
1.24%, 11/3/2017(h)(i)	34,743,000	34,629,771
1.25%, 11/6/2017(h)(i)	62,172,000	61,962,474
1.26%, 11/13/2017(h)(i)	146,885,000	146,351,624
1.26%, 11/14/2017(h)(i)	70,031,000	69,774,072
1.27%, 11/15/2017(h)(i)	32,268,000	32,148,403
Province of Quebec Canada
0.95%, 8/10/2017(h)	12,439,000	12,435,289
0.94%, 8/17/2017(h)(i)	96,759,000	96,709,607
0.97%, 9/5/2017(h)(i)	13,750,000	13,734,958
1.00%, 9/7/2017(h)(i)	88,977,000	88,874,158
0.97%, 9/14/2017(h)(i)	14,823,000	14,802,618
1.00%, 9/18/2017(h)(i)	80,689,000	80,567,861
1.15%, 10/12/2017(h)	31,427,000	31,355,180
1.18%, 11/16/2017(h)(i)	52,523,000	52,338,959

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
PSP Capital, Inc.
1.05%, 8/21/2017(h)	18,828,000	18,815,501
1.05%, 9/7/2017(h)(i)	2,019,000	2,016,538
1.11%, 10/2/2017(h)(i)	10,000,000	9,979,472
1.18%, 10/4/2017(h)	27,396,000	27,337,879
1.18%, 10/6/2017(h)(i)	63,698,000	63,558,468
1.15%, 10/11/2017(h)	30,465,000	30,392,981
QUALCOMM, Inc.
0.95%, 8/9/2017(h)	124,537,000	124,502,067
1.15%, 9/7/2017(h)(i)	53,794,000	53,728,416
Reckitt Benckiser Treasury Services plc
1.48%, 9/19/2017(h)	40,598,000	40,530,732
Roche Holdings, Inc.
0.90%, 8/11/2017(h)(i)	29,186,000	29,176,413
0.90%, 8/14/2017(h)(i)	79,743,000	79,709,539
1.08%, 9/15/2017(h)(i)	32,467,000	32,421,325
1.15%, 9/19/2017(h)(i)	11,496,000	11,478,389
1.14%, 9/22/2017(h)	35,192,000	35,134,749
1.13%, 9/26/2017(h)(i)	54,373,000	54,277,612
Sanofi
1.20%, 9/22/2017(h)(i)	70,384,000	70,269,499
Schlumberger Holdings Corp.
1.20%, 8/1/2017(h)	27,827,000	27,825,924
1.30%, 8/3/2017(h)	41,580,000	41,575,166
1.30%, 8/8/2017(h)	22,972,000	22,964,848
1.46%, 9/13/2017(h)(i)	25,963,000	25,917,337
1.46%, 10/13/2017(h)(i)	38,645,000	38,528,705
1.48%, 10/16/2017(h)	27,396,000	27,310,038
1.40%, 10/17/2017(h)	48,900,000	48,744,465
Suncor Energy, Inc.
1.38%, 8/1/2017(h)(i)	17,302,000	17,301,333
1.54%, 9/22/2017(h)	25,000,000	24,945,712
Total Capital Canada Ltd.
1.05%, 8/16/2017(h)(i)	199,001,000	198,898,315
1.10%, 9/11/2017(h)(i)	41,281,000	41,224,266
1.10%, 9/12/2017(h)(i)	82,562,000	82,445,732
1.20%, 9/20/2017(h)(i)	91,964,000	91,809,746
1.20%, 10/5/2017(h)(i)	17,626,000	17,587,288
1.20%, 10/10/2017(h)(i)	52,114,000	51,990,150
1.20%, 10/11/2017(h)(i)	70,122,000	69,952,866
1.20%, 10/24/2017(h)(i)	68,506,000	68,308,179
1.21%, 11/1/2017(h)(i)	48,995,000	48,838,939
Unilever Capital Corp.
0.90%, 8/4/2017(h)(i)	22,350,000	22,347,278
0.92%, 8/7/2017(h)(i)	41,580,000	41,571,106
0.92%, 8/8/2017(h)(i)	96,759,000	96,735,326
0.93%, 8/15/2017(h)	50,000,000	49,976,875
1.11%, 9/14/2017(h)(i)	45,115,000	45,051,275
1.07%, 9/18/2017(h)(i)	82,562,000	82,434,678
1.11%, 9/20/2017(h)(i)	78,676,000	78,549,607
1.14%, 10/16/2017(h)	34,997,000	34,909,944
United Parcel Service, Inc.
0.78%, 8/2/2017(h)(i)	26,373,000	26,371,397
0.85%, 8/10/2017(h)(i)	38,183,000	38,171,290
0.90%, 9/6/2017(h)(i)	93,681,000	93,572,681
1.05%, 9/13/2017(h)(i)	35,138,000	35,089,514
1.12%, 10/3/2017(h)(i)	37,682,000	37,605,296
1.13%, 11/2/2017(h)(i)	33,479,000	33,375,498
UnitedHealth Group, Inc.
1.21%, 8/1/2017(h)	682,000	681,973
1.38%, 9/22/2017(h)	61,159,000	61,028,893
Walt Disney Co. (The)
0.92%, 8/8/2017(h)(i)	33,847,000	33,838,718
0.92%, 8/18/2017(h)	92,407,000	92,355,622
1.17%, 10/20/2017(h)	70,293,000	70,108,270
TOTAL COMMERCIAL PAPER (Cost $10,952,899,559)		10,952,332,743

U.S. GOVERNMENT AGENCY SECURITY — 0.1%
FHLB
0.91%, 9/12/2017(h) (Cost $74,812,490)	74,892,000	74,803,777

	Shares

INVESTMENT COMPANY — 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.80%(j) (Cost $610,617)	610,617	610,617
TOTAL SHORT-TERM INVESTMENTS (Cost $11,028,322,666)		11,027,747,137

Total Investments — 100.1% (Cost $42,383,369,302)		55,683,037,227
Liabilities Less Other Assets — (0.1)%		(79,623,665)
Net assets — 100.0%		55,603,413,562

See Notes to Consolidated Schedule of Investments.

(Continued)

*	Non-income producing security.
(a)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $91,742,656, which represents approximately 0.16% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(d)	Represents a security that is subject to legal or contractual restrictions on resale.
(e)	Represents less than 0.05% of net assets.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	The rate shown was the current yield as of July 31, 2017.
(i)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at July 31, 2017 amounts to $7,760,000,400, which represents approximately 13.96% of net assets of the Fund.

(j)	Represents 7-day effective yield as of July 31, 2017.

Abbreviations
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Currencies

IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,085,462,726
Aggregate gross unrealized depreciation	(1,785,794,801)
Net unrealized appreciation	$13,299,667,925
Federal income tax cost of investments	$42,383,369,302

See Notes to Consolidated Schedule of Investments.

(Continued)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA 7.73% due 11/30/2020	6/22/2005	$7,238,074	$1.18
Emin Leydier SA 7.73% due 11/30/2020	7/3/2009	21,341,293	1.18
Emin Leydier SA	7/3/2009	—	4.39

Forward Foreign Currency Exchange Contracts - Sales

Settlement Dates	Foreign Currency		U.S. $	U.S. $ Value	Unrealized Appreciation	Unrealized Depreciation
Through	To be Delivered		To be Received	At July 31, 2017	At July 31, 2017	At July 31, 2017
08/16/17	7,088,000	British Pound	$9,082,705	$9,356,522	$—	$(273,817)
09/13/17	41,230,000	British Pound	53,445,212	54,480,043	—	(1,034,831)
08/16/17	82,928,000	Euro	88,316,661	98,247,470	—	(9,930,809)
09/13/17	101,353,000	Euro	108,269,531	120,266,281	—	(11,996,750)
10/18/17	44,761,000	Euro	49,264,404	53,211,213	—	(3,946,809)
11/15/17	130,857,000	Euro	148,728,795	155,804,559	—	(7,075,764)
12/13/17	172,565,000	Euro	199,605,668	205,796,675	—	(6,191,007)
01/17/18	124,702,000	Euro	147,295,508	149,016,893	—	(1,721,385)
02/14/18	106,277,000	Euro	122,249,902	127,201,877	—	(4,951,975)
08/16/17	9,251,840,000	Japanese Yen	84,854,355	83,974,409	879,946	—
09/13/17	39,204,924,000	Japanese Yen	347,430,481	356,321,556	—	(8,891,075)
10/18/17	32,652,873,000	Japanese Yen	289,301,423	297,258,695	—	(7,957,272)
11/15/17	20,029,970,000	Japanese Yen	181,043,055	182,605,605	—	(1,562,550)
12/13/17	20,029,970,000	Japanese Yen	181,247,014	182,879,655	—	(1,632,641)
			$2,010,134,714	$2,076,421,453	$879,946	$(67,166,685)

See Notes to Consolidated Schedule of Investments.

(Continued)

Affiliated Securities

Affiliated Securities	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares July 31, 2017	Market Value July 31, 2017	Realized Gain/(Loss)	Dividend Income
Berkeley Group Holdings plc	7,383,566	—	—	7,383,566	$340,518,254	$—	$7,720,860
Chofu Seisakusho Co. Ltd.	3,485,880	—	1,300	3,484,580	85,227,173	2,322	875,437
Emin Leydier SA	12,000,000	—	—	12,000,000	52,702,776	—	343,225
Flowserve Corp.	8,414,508	—	—	8,414,508	346,088,714	—	4,796,270
Hirose Electric Co. Ltd.	2,442,300	—	—	2,442,300	332,563,794	—	2,401,897
Hornbach Holding AG & Co. KGaA	1,339,934	—	85,994	1,253,940	115,784,305	4,393,017	1,947,679
Italmobiliare SpA*	1,194,634	1,194,635	499,859	1,889,410	53,677,173	(40,703,794)	1,109,722
Mills Music Trust	31,592	—	—	31,592	748,730	—	59,878
Namyang Dairy Products Co. Ltd.	39,989	—	—	39,989	26,157,638	—	25,767
NOW, Inc.	5,851,664	—	—	5,851,664	93,217,007	—	—
NSC Groupe	66,717	—	2,000	64,717	5,740,153	(219,628)	158,978
Neopost SA*	1,867,732	—	1,253,302	614,430	28,174,787	(71,511,098)	1,367,662
Orbital ATK, Inc.	3,694,106	—	—	3,694,106	377,463,751	—	3,472,460
Sabeton SA	385,000	—	—	385,000	10,482,549	—	81,660
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	26,574,638	—	1,860,236
Scotts Miracle-Gro Co. (The)*	4,172,577	—	1,937,070	2,235,507	214,586,317	92,094,235	3,957,505
T Hasegawa Co. Ltd.	4,888,200	268,000	1,755,400	3,400,800	71,639,952	4,053,950	650,684
Teradata Corp.	11,265,104	925,075	—	12,190,179	387,891,496	—	—
Timken Co.*	4,133,029	—	4,133,029	—	—	23,979,553	1,365,976
Vista Outdoor, Inc.	3,252,457	—	—	3,252,457	75,099,232	—	—
Total					$2,644,338,439	$12,088,557	$32,195,896

* Represents and unaffiliated issuer as of July 31, 2017.

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	0.4
Auto Components	0.2
Automobiles	0.5
Banks	2.1
Beverages	0.5
Building Products	0.7
Capital Markets	1.6
Chemicals	2.1
Commercial Services & Supplies	2.1
Commodity	6.8
Construction & Engineering	0.6
Construction Materials	1.5
Consumer Finance	2.3
Containers & Packaging	0.1
Diversified Consumer Services	0.2
Diversified Financial Services	2.6
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	3.2
Equity Real Estate Investment Trusts (REITs)	1.4
Food & Staples Retailing	0.5
Food Products	2.4
Foreign Government Securities	1.1
Gas Utilities	0.4
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	0.5
Household Durables	0.8
Household Products	0.4
Industrial Conglomerates	1.9
Insurance	4.2
Internet Software & Services	0.5
IT Services	1.9
Leisure Products	0.6
Machinery	4.6
Media	4.2
Metals & Mining	4.2
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	1.5
Real Estate Management & Development	1.8
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	1.4
Software	4.4
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	0.0 *
Textiles, Apparel & Luxury Goods	0.3
Tobacco	1.2
Trading Companies & Distributors	0.5
U.S. Treasury Obligation	0.5
Wireless Telecommunication Services	2.1
Short-Term Investments	19.8%
Total Investments	100.1%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

July 31, 2017 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 71.2%

Africa — 0.1%
Randgold Resources Ltd., ADR	118,663	11,028,539

Australia — 0.8%
Newcrest Mining Ltd.	8,792,860	142,871,376

Belgium — 0.6%
Groupe Bruxelles Lambert SA	907,727	93,098,682
Sofina SA	98,473	14,664,800
		107,763,482
Brazil — 0.6%
Cielo SA	12,687,480	106,191,809

Canada — 5.2%
Agnico Eagle Mines Ltd.	2,010,732	93,879,855
Agrium, Inc.	139,790	13,992,979
Barrick Gold Corp.	4,694,846	79,389,846
Canadian Natural Resources Ltd.	1,096,974	33,549,323
Cenovus Energy, Inc.	9,854,984	82,880,415
Encana Corp.	1,100,050	11,066,503
Franco-Nevada Corp.	1,054,193	76,378,788
Goldcorp, Inc.	7,294,482	95,776,549
Imperial Oil Ltd.	3,607,686	103,535,597
Potash Corp. of Saskatchewan, Inc.	14,044,783	251,401,616
Suncor Energy, Inc.	2,106,982	68,731,468
Wheaton Precious Metals Corp.	1,046,942	21,263,392
		931,846,331
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	5,109,630	135,967,254

Denmark — 0.5%
ISS A/S	2,359,222	96,715,969

France — 9.9%
Bouygues SA	3,833,799	164,370,768
Carrefour SA	5,386,203	129,377,357
Cie de Saint-Gobain	3,533,820	196,080,108
Danone SA	4,221,140	314,982,263
Emin Leydier SA(a)(b)(c)(d)	11,593,581	50,917,825
Laurent-Perrier(b)	558,938	50,617,816
Legrand SA	648,834	44,819,916
Legris Industries SA(a)(b)(d)	905,366	33,107,045
Neopost SA	290,000	13,297,997
Rexel SA	7,346,731	116,338,860
Robertet SA(b)	231,356	110,921,089
Robertet SA CI (non-voting)(a)	51,500	17,283,776
Sabeton SA	100,000	2,722,740
Sanofi	1,997,226	190,313,702
Sodexo SA	1,125,050	132,901,750
TOTAL SA	2,641,990	134,354,962
Wendel SA	493,657	74,276,656
		1,776,684,630
Germany — 3.2%
Hamburger Hafen und Logistik AG	2,985,955	83,510,244
HeidelbergCement AG	3,085,956	305,577,404
Hornbach Holding AG & Co. KGaA	412,171	38,058,386
Linde AG	434,377	82,862,058
Telefonica Deutschland Holding AG	12,412,426	64,119,597
		574,127,689
Greece — 0.5%
JUMBO SA	5,088,499	85,236,276

Hong Kong — 4.8%
Great Eagle Holdings Ltd.	22,777,700	124,958,320
Guoco Group Ltd.	7,806,340	91,516,304
Hang Lung Properties Ltd.	78,545,392	195,349,403
Hopewell Holdings Ltd.	33,586,303	128,459,908
Hysan Development Co. Ltd.	15,997,405	77,359,334
Jardine Matheson Holdings Ltd.	3,526,800	224,970,865
Jardine Strategic Holdings Ltd.	233,600	9,525,465
Swire Properties Ltd.	5,454,119	18,841,151
		870,980,750
Ireland — 0.4%
CRH plc	2,108,597	73,864,716

Israel — 0.2%
Israel Chemicals Ltd.	7,510,515	35,789,824

Italy — 0.1%
Italmobiliare SpA	575,830	16,359,036

Japan — 21.4%
As One Corp.(b)	1,299,640	64,922,225
Astellas Pharma, Inc.	7,104,800	90,483,408
Chofu Seisakusho Co. Ltd.(b)	1,871,000	45,761,624
Daiichikosho Co. Ltd.	2,715,380	130,779,678
FANUC Corp.	2,072,940	423,822,625
Hirose Electric Co. Ltd.	1,086,600	147,960,455
Hoya Corp.	5,146,930	290,219,698
Kansai Paint Co. Ltd.	3,559,930	81,428,572
KDDI Corp.	16,035,400	424,889,626
Keyence Corp.	565,800	261,351,156
Komatsu Ltd.	473,100	12,687,383
Maezawa Kasei Industries Co. Ltd.(b)	1,713,200	19,109,931
Mitsubishi Estate Co. Ltd.	15,844,350	288,097,230
MS&AD Insurance Group Holdings, Inc.	4,625,500	162,237,475
Nagaileben Co. Ltd.	1,687,224	42,050,971
Nissin Foods Holdings Co. Ltd.	1,056,530	66,376,211
NTT DOCOMO, Inc.	6,907,300	160,401,292
Secom Co. Ltd.	4,199,900	315,109,971
Shimano, Inc.	835,470	122,488,573
SK Kaken Co. Ltd.	437,806	40,804,178
SMC Corp.	905,990	288,020,835
Sompo Holdings, Inc.	8,193,900	321,383,025
T Hasegawa Co. Ltd.	2,133,211	44,937,407
		3,845,323,549
Mexico — 2.8%
Fresnillo plc	5,813,900	117,988,298
Grupo Televisa SAB, ADR	12,384,488	329,675,070

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments		Shares	Value ($)
Industrias Penoles SAB de CV		2,246,692	55,149,805
			502,813,173
Netherlands — 0.7%
HAL Trust		571,392	120,922,503

Norway — 0.7%
Orkla ASA		12,188,419	125,553,562

Poland — 0.0%(e)
Pfleiderer Group SA		571,220	7,226,531

Russia — 0.2%
Gazprom PJSC, ADR		8,419,603	32,775,250

Singapore — 1.4%
ComfortDelGro Corp. Ltd.		32,779,415	55,849,964
Haw Par Corp. Ltd.(b)		25,512,113	197,773,801
			253,623,765
South Korea — 3.1%
Fursys, Inc.(b)		872,463	26,079,163
Hyundai Mobis Co. Ltd.		248,413	54,593,034
Kia Motors Corp.		4,776,870	156,092,838
KT&G Corp.		1,708,028	173,977,472
Lotte Confectionery Co. Ltd.		353,250	64,247,141
Namyang Dairy Products Co. Ltd.		22,950	15,012,073
Namyang Dairy Products Co. Ltd. (Preference)		27,183	6,400,715
NongShim Co. Ltd.		203,663	58,130,257
			554,532,693
Sweden — 1.3%
Investor AB, Class A		3,013,030	139,227,973
Investor AB, Class B		2,096,088	99,406,823
			238,634,796
Switzerland — 3.0%
Cie Financiere Richemont SA (Registered)		252,160	21,436,157
Nestle SA (Registered)		3,928,516	331,604,254
Pargesa Holding SA		2,413,791	192,631,453
			545,671,864
Taiwan — 0.1%
Taiwan Secom Co. Ltd.		8,545,694	25,301,288

Thailand — 0.9%
Bangkok Bank PCL, NVDR		24,226,759	130,680,215
Bangkok Bank PCL		15,000	83,136
Thai Beverage PCL		52,214,985	36,780,981
			167,544,332
Turkey — 0.2%
Yazicilar Holding A/S, Class A		5,893,909	42,393,518

United Kingdom — 6.7%
Berkeley Group Holdings plc		4,212,259	194,262,647
British American Tobacco plc		2,696,795	167,756,125
Diageo plc		5,378,305	173,702,888
GlaxoSmithKline plc		7,119,554	141,728,774
Hiscox Ltd.		5,881,403	100,763,322
Liberty Global plc, Class C*		4,777,859	156,570,439
TechnipFMC plc*		9,843,316	280,928,239
			1,215,712,434
United States — 1.0%
Newmont Mining Corp.		178,258	6,625,850
Royal Gold, Inc.		551,449	47,788,570
Willis Towers Watson plc		841,188	125,236,070
			179,650,490
TOTAL COMMON STOCKS (Cost $9,118,449,665)			12,823,107,429

		Ounces

COMMODITY — 6.8%

Gold bullion* (Cost $898,009,247)		967,649	1,228,662,667

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 2.1%

Canadian Government Bond
1.25%, 8/1/2017	CAD	27,880,000	22,363,707
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	152,606,000,000	12,026,141
Malaysia Government Bond
3.66%, 10/15/2020	MYR	25,956,000	6,069,636
Mexican Bonos
4.75%, 6/14/2018	MXN	1,249,660,000	68,852,212
5.00%, 12/11/2019	MXN	480,074,000	25,961,345
6.50%, 6/10/2021	MXN	1,025,590,000	57,168,613
Poland Government Bond
3.25%, 7/25/2019	PLN	157,760,000	45,063,004
Singapore Government Bond
0.50%, 4/1/2018	SGD	88,530,000	65,067,247
3.25%, 9/1/2020	SGD	53,521,000	41,725,962
United Kingdom Gilt
1.00%, 9/7/2017(f)	GBP	23,026,000	30,404,413
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $388,663,276)			374,702,280

CORPORATE BONDS — 0.1%

France — 0.1%
Emin Leydier SA
7.73%, 11/30/2020(a)(d)(g)		4,000,000	4,735,200
7.73%, 11/30/2020(a)(d)(g)		10,000,000	11,838,000
TOTAL CORPORATE BONDS (Cost $19,053,176)			16,573,200

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Note
0.88%, 1/15/2018(h) (Cost $9,992,738)	10,000,000	9,987,110

SHORT-TERM INVESTMENTS — 19.9%

COMMERCIAL PAPER — 19.9%
Air Liquide US LLC
1.50%, 10/12/2017(i)	12,396,000	12,366,917
1.50%, 10/18/2017(i)(j)	11,877,000	11,846,636
American Honda Finance Corp.
1.15%, 9/27/2017(i)	10,366,000	10,346,978
1.27%, 10/18/2017(i)	24,636,000	24,573,017
Apple, Inc.
0.92%, 8/1/2017(i)(j)	15,591,000	15,590,540
0.92%, 8/2/2017(i)(j)	19,396,000	19,394,854
0.95%, 8/7/2017(i)(j)	15,395,000	15,391,797
0.95%, 8/9/2017(i)(j)	17,726,000	17,721,249
0.95%, 8/17/2017(i)(j)	7,936,000	7,931,949
1.00%, 9/13/2017(i)(j)	9,134,000	9,121,731
1.07%, 9/14/2017(i)(j)	22,797,000	22,765,654
1.16%, 9/28/2017(i)	7,034,000	7,021,216
1.18%, 10/19/2017(i)(j)	32,420,000	32,338,085
1.20%, 11/2/2017(i)(j)	8,330,000	8,304,900
1.20%, 11/21/2017(i)(j)	21,977,000	21,896,082
Campbell Soup Co.
1.26%, 8/17/2017(i)(j)	5,334,000	5,330,454
Cisco Systems, Inc.
1.17%, 10/4/2017(i)(j)	30,991,000	30,928,497
1.17%, 10/18/2017(i)(j)	30,000,000	29,925,279
Coca-Cola Co. (The)
0.95%, 8/17/2017(i)	3,497,000	3,495,215
1.05%, 9/5/2017(i)(j)	8,719,000	8,709,461
1.17%, 9/18/2017(i)(j)	9,239,000	9,225,129
1.17%, 10/5/2017(i)(j)	14,862,000	14,831,538
1.17%, 10/6/2017(i)	14,862,000	14,831,049
1.18%, 10/10/2017(i)(j)	13,245,000	13,215,613
1.18%, 10/11/2017(i)(j)	18,455,000	18,413,439
1.18%, 10/12/2017(i)(j)	22,504,000	22,452,571
1.19%, 10/19/2017(i)(j)	29,949,000	29,873,329
1.19%, 10/23/2017(i)(j)	3,565,000	3,555,501
1.24%, 11/8/2017(i)(j)	6,105,000	6,085,328
1.23%, 11/14/2017(i)(j)	17,424,000	17,364,180
EI du Pont de Nemours & Co.
1.32%, 8/23/2017(i)(j)	21,321,000	21,301,589
1.36%, 9/1/2017(i)(j)	18,570,000	18,546,379
1.45%, 9/6/2017(i)(j)	4,661,000	4,654,126
1.51%, 10/3/2017(i)(j)	14,092,000	14,055,048
1.48%, 10/12/2017(i)(j)	11,987,000	11,950,855
1.48%, 10/13/2017(i)(j)	24,815,000	24,739,048
Eli Lilly & Co.
1.11%, 9/5/2017(i)	25,313,000	25,285,308
Engie SA
0.92%, 8/2/2017(i)	5,064,000	5,063,678
0.96%, 8/16/2017(i)(j)	7,782,000	7,777,985
1.21%, 8/17/2017(i)	11,890,000	11,883,470
1.07%, 9/15/2017(i)	35,536,000	35,481,920
1.25%, 9/21/2017(i)(j)	15,993,000	15,965,394
1.25%, 10/2/2017(i)(j)	9,983,000	9,961,931
1.23%, 10/13/2017(i)(j)	11,302,000	11,273,471
1.31%, 10/16/2017(i)	29,000,000	28,923,458
1.25%, 10/17/2017(i)	17,045,000	16,999,354
1.25%, 11/1/2017(i)(j)	8,261,000	8,234,046
Essilor International SA
1.13%, 9/5/2017(i)(j)	26,211,000	26,179,966
1.20%, 10/13/2017(i)(j)	14,092,000	14,056,835
1.20%, 10/19/2017(i)(j)	12,002,000	11,969,461
Export Development Canada
1.04%, 9/5/2017(i)	50,000,000	49,945,300
Exxon Mobil Corp.
0.85%, 8/2/2017(i)	9,791,000	9,790,427
0.91%, 8/4/2017(i)	23,635,000	23,632,227
0.91%, 8/7/2017(i)	13,692,000	13,689,178
0.89%, 8/22/2017(i)	5,992,000	5,988,002
1.13%, 9/18/2017(i)	15,003,000	14,980,006
1.07%, 9/21/2017(i)	14,862,000	14,837,763
1.12%, 9/25/2017(i)	5,331,000	5,321,596
1.13%, 10/3/2017(i)	16,660,000	16,626,265
1.13%, 10/6/2017(i)	12,318,000	12,291,888
GlaxoSmithKline Finance plc
1.07%, 8/11/2017(i)	13,100,000	13,095,377
1.09%, 8/21/2017(i)(j)	7,949,000	7,943,584
1.09%, 8/24/2017(i)	4,200,000	4,196,718
1.12%, 9/6/2017(i)(j)	12,233,000	12,218,101
1.12%, 9/8/2017(i)(j)	24,466,000	24,434,565
1.24%, 9/11/2017(i)(j)	9,402,000	9,388,969
1.24%, 9/14/2017(i)(j)	9,402,000	9,388,015
1.25%, 9/19/2017(i)(j)	18,455,000	18,424,421
Henkel of America, Inc.
1.08%, 8/2/2017(i)	17,312,000	17,310,900
1.18%, 9/8/2017(i)	19,325,000	19,300,171
1.23%, 10/17/2017(i)	22,477,000	22,417,683
HP, Inc.
1.54%, 10/4/2017(i)(j)	20,909,000	20,865,698
John Deere Capital Corp.
1.15%, 9/6/2017(i)	17,973,000	17,952,219
Johnson & Johnson
0.95%, 8/11/2017(i)(j)	8,719,000	8,716,136
0.95%, 8/14/2017(i)(j)	8,597,000	8,593,393
1.06%, 8/25/2017(i)(j)	15,198,000	15,186,528
0.98%, 8/28/2017(i)	4,885,000	4,880,862
0.98%, 8/31/2017(i)	4,885,000	4,880,411
1.06%, 9/1/2017(i)(j)	15,198,000	15,183,261
1.12%, 9/21/2017(i)(j)	15,971,000	15,945,508
Kreditanstalt fuer Wiederaufbau
1.03%, 8/11/2017(i)(j)	50,000,000	49,983,683
1.03%, 8/14/2017(i)(j)	46,990,000	46,970,429
McCormick & Co., Inc.
1.33%, 9/15/2017(i)	4,689,000	4,680,366
MetLife Short Term Funding LLC
1.01%, 8/1/2017(i)(j)	11,817,000	11,816,619
1.01%, 8/8/2017(i)(j)	20,937,000	20,931,552
1.06%, 8/18/2017(i)(j)	24,068,000	24,053,704

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
1.16%, 8/29/2017(i)(j)	15,198,000	15,183,100
1.16%, 8/30/2017(i)(j)	15,198,000	15,182,549
1.11%, 9/7/2017(i)	23,809,000	23,778,213
1.12%, 9/15/2017(i)(j)	7,103,000	7,091,818
1.21%, 9/20/2017(i)(j)	4,126,000	4,118,740
1.20%, 9/22/2017(i)(j)	13,209,000	13,184,769
1.21%, 10/5/2017(i)(j)	35,304,000	35,221,801
1.20%, 10/16/2017(i)(j)	14,651,000	14,610,638
1.20%, 10/17/2017(i)	7,326,000	7,305,524
1.25%, 11/3/2017(i)(j)	8,496,000	8,466,473
1.27%, 11/13/2017(i)(j)	22,302,000	22,215,487
Microsoft Corp.
0.90%, 8/1/2017(i)(j)	25,801,000	25,800,217
0.90%, 8/3/2017(i)(j)	20,257,000	20,255,152
0.96%, 8/10/2017(i)	9,930,000	9,926,955
1.02%, 9/7/2017(i)(j)	4,036,000	4,031,207
1.03%, 9/8/2017(i)	2,664,000	2,660,750
1.06%, 9/12/2017(i)(j)	24,466,000	24,433,007
1.03%, 9/13/2017(i)	4,036,000	4,030,431
1.16%, 10/10/2017(i)(j)	14,260,000	14,227,517
1.17%, 10/12/2017(i)(j)	16,104,000	16,066,218
1.18%, 10/24/2017(i)	4,735,000	4,721,886
Mitsubishi International Corp.
1.16%, 9/13/2017(i)	4,689,000	4,681,928
1.22%, 9/25/2017(i)	22,604,000	22,560,188
Nestle Capital Corp.
1.15%, 9/29/2017(i)(j)	17,973,000	17,937,743
1.13%, 10/2/2017(i)(j)	30,005,000	29,943,040
1.20%, 11/7/2017(i)(j)	8,330,000	8,302,213
Nestle Finance International Ltd.
0.97%, 8/21/2017(i)	13,988,000	13,978,576
0.93%, 9/8/2017(i)	31,034,000	30,994,833
1.15%, 9/19/2017(i)	26,993,000	26,949,099
1.10%, 9/20/2017(i)	14,862,000	14,837,324
1.14%, 9/27/2017(i)	40,000,000	39,924,213
1.18%, 10/20/2017(i)	20,960,000	20,903,502
1.18%, 11/15/2017(i)	50,781,000	50,597,164
Novartis Finance Corp.
0.96%, 8/4/2017(i)(j)	9,874,000	9,872,831
PepsiCo, Inc.
1.08%, 8/3/2017(i)(j)	14,862,000	14,860,644
0.95%, 8/4/2017(i)(j)	4,885,000	4,884,405
Pfizer, Inc.
0.95%, 8/7/2017(i)(j)	12,343,000	12,340,432
0.95%, 8/15/2017(i)(j)	30,293,000	30,279,368
1.03%, 9/11/2017(i)(j)	25,836,000	25,802,904
1.04%, 9/12/2017(i)(j)	4,885,000	4,878,588
1.04%, 9/13/2017(i)(j)	35,536,000	35,488,267
1.18%, 10/17/2017(i)	14,092,000	14,057,376
1.17%, 10/23/2017(i)	15,054,000	15,013,886
1.23%, 11/20/2017(i)(j)	27,946,000	27,844,103
Philip Morris International, Inc.
1.25%, 11/1/2017(i)	45,208,000	45,064,001
1.25%, 11/2/2017(i)(j)	16,104,000	16,052,111
1.24%, 11/3/2017(i)(j)	14,092,000	14,046,074
1.25%, 11/6/2017(i)(j)	12,428,000	12,386,116
1.26%, 11/13/2017(i)(j)	53,115,000	52,922,126
1.26%, 11/14/2017(i)(j)	29,969,000	29,859,051
1.27%, 11/15/2017(i)(j)	17,732,000	17,666,279
Province of Quebec Canada
0.95%, 8/10/2017(i)	12,561,000	12,557,253
0.94%, 8/17/2017(i)(j)	14,585,000	14,577,555
0.97%, 9/5/2017(i)(j)	65,145,000	65,073,731
0.97%, 9/6/2017(i)(j)	100,000,000	99,887,458
1.00%, 9/7/2017(i)(j)	26,023,000	25,992,922
0.97%, 9/14/2017(i)(j)	85,177,000	85,059,882
1.00%, 9/18/2017(i)(j)	34,592,000	34,540,067
1.15%, 10/12/2017(i)	10,273,000	10,249,523
1.18%, 11/16/2017(i)(j)	22,477,000	22,398,240
PSP Capital, Inc.
1.02%, 8/8/2017(i)(j)	27,672,000	27,665,107
1.04%, 8/9/2017(i)(j)	50,000,000	49,985,975
1.05%, 8/21/2017(i)	6,172,000	6,167,903
1.05%, 9/7/2017(i)(j)	16,631,000	16,610,724
1.11%, 10/2/2017(i)(j)	70,000,000	69,856,307
1.18%, 10/4/2017(i)	22,604,000	22,556,045
1.18%, 10/6/2017(i)(j)	11,302,000	11,277,243
1.15%, 10/11/2017(i)	5,882,000	5,868,095
QUALCOMM, Inc.
0.95%, 8/9/2017(i)	7,191,000	7,188,983
1.15%, 9/7/2017(i)(j)	21,206,000	21,180,146
Reckitt Benckiser Treasury Services plc
1.48%, 9/19/2017(i)	9,402,000	9,386,421
Roche Holdings, Inc.
0.90%, 8/11/2017(i)(j)	7,414,000	7,411,565
0.90%, 8/14/2017(i)(j)	20,257,000	20,248,500
1.08%, 9/15/2017(i)(j)	13,733,000	13,713,680
1.15%, 9/19/2017(i)(j)	1,004,000	1,002,462
1.14%, 9/22/2017(i)	14,808,000	14,783,910
1.13%, 9/26/2017(i)(j)	5,627,000	5,617,128
Sanofi
1.20%, 9/22/2017(i)(j)	29,616,000	29,567,820
Schlumberger Holdings Corp.
1.20%, 8/1/2017(i)	4,195,000	4,194,838
1.30%, 8/3/2017(i)	18,420,000	18,417,859
1.46%, 9/13/2017(i)(j)	7,037,000	7,024,624
1.46%, 10/13/2017(i)(j)	17,355,000	17,302,773
1.48%, 10/16/2017(i)	22,604,000	22,533,074
1.40%, 10/17/2017(i)	10,000,000	9,968,193
Siemens Capital Co. LLC
1.18%, 9/26/2017(i)	22,100,000	22,061,229
Suncor Energy, Inc.
1.38%, 8/1/2017(i)(j)	7,698,000	7,697,703
Total Capital Canada Ltd.
1.05%, 8/16/2017(i)(j)	70,156,000	70,119,799
1.10%, 9/11/2017(i)(j)	8,719,000	8,707,017
1.10%, 9/12/2017(i)(j)	17,438,000	17,413,443
1.20%, 9/20/2017(i)(j)	8,036,000	8,022,521
1.20%, 10/5/2017(i)(j)	8,374,000	8,355,608
1.20%, 10/10/2017(i)(j)	21,139,000	21,088,763
1.20%, 10/11/2017(i)(j)	27,813,000	27,745,915
1.20%, 10/24/2017(i)(j)	28,394,000	28,312,008
1.21%, 11/1/2017(i)(j)	26,205,000	26,121,531
Unilever Capital Corp.
0.90%, 8/4/2017(i)(j)	2,650,000	2,649,677
0.92%, 8/7/2017(i)(j)	18,420,000	18,416,060

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
1.11%, 9/14/2017(i)(j)	4,885,000	4,878,100
1.07%, 9/18/2017(i)(j)	17,438,000	17,411,108
1.11%, 9/20/2017(i)(j)	21,324,000	21,289,743
1.14%, 10/16/2017(i)	15,003,000	14,965,680
United Parcel Service, Inc.
0.78%, 8/2/2017(i)(j)	3,127,000	3,126,810
0.85%, 8/10/2017(i)(j)	11,817,000	11,813,376
1.05%, 9/13/2017(i)(j)	14,862,000	14,841,492
1.12%, 10/3/2017(i)(j)	12,318,000	12,292,926
1.13%, 11/2/2017(i)(j)	16,521,000	16,469,924
UnitedHealth Group, Inc.
1.39%, 9/22/2017(i)	13,841,000	13,811,555
Walt Disney Co. (The)
0.92%, 8/8/2017(i)(j)	16,153,000	16,149,048
1.17%, 10/20/2017(i)	27,946,000	27,872,558
TOTAL COMMERCIAL PAPER (Cost $3,574,133,508)		3,573,953,472

	Shares

INVESTMENT COMPANY — 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.80%(k) (Cost $327,255)	327,255	327,255
TOTAL SHORT-TERM INVESTMENTS (Cost $3,574,460,763)		3,574,280,727

Total Investments — 100.2% (Cost $14,008,628,865)		18,027,313,413
Liabilities Less Other Assets — (0.2)%		(18,367,032)
Net assets — 100.0%		18,008,946,381

See Notes to Consolidated Schedule of Investments.

(Continued)

*	Non-income producing security.
(a)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $117,881,846, which represents approximately 0.65% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(d)	Represents a security that is subject to legal or contractual restrictions on resale.
(e)	Represents less than 0.05% of net assets.
(f)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At July 31, 2017, the value of these securities amounted to $30,404,413 or 0.17% of net assets of the Fund.

(g)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(h)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(i)	The rate shown was the current yield as of July 31, 2017.
(j)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at July 31, 2017 amounts to $2,527,295,565, which represents approximately 14.03% of net assets of the Fund.

(k)	Represents 7-day effective yield as of July 31, 2017.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currencies

CAD	Canadian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,571,219,840
Aggregate gross unrealized depreciation	(552,535,292)
Net unrealized appreciation	$4,018,684,548
Federal income tax cost of investments	$14,008,628,865

See Notes to Consolidated Schedule of Investments.

(Continued)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA 7.73% due 11/30/2020	6/22/2005	$4,825,203	$1.18
Emin Leydier SA 7.73% due 11/30/2020	7/30/2009	14,227,973	1.18
Emin Leydier SA	7/14/2009	9,152,131	4.39
Legris Industries SA	4/30/2004	23,433,066	36.57

Forward Foreign Currency Exchange Contracts - Sales

Settlement Dates	Foreign Currency		U.S. $	U.S. $ Value	Unrealized Appreciation	Unrealized Depreciation
Through	To be Delivered		To be Received	At July 31, 2017	At July 31, 2017	At July 31, 2017
08/16/17	4,043,000	British Pound	$5,180,781	$5,336,967	$—	$(156,186)
09/13/17	23,522,000	British Pound	30,490,863	31,081,241	—	(590,378)
08/16/17	55,556,000	Euro	59,166,029	65,818,981	—	(6,652,952)
09/13/17	56,829,000	Euro	60,707,125	67,433,746	—	(6,726,621)
10/18/17	27,596,000	Euro	30,372,434	32,805,715	—	(2,433,281)
11/15/17	82,765,000	Euro	94,068,630	98,543,940	—	(4,475,310)
12/13/17	114,244,000	Euro	132,030,429	136,244,518	—	(4,214,089)
01/17/18	62,768,000	Euro	74,140,306	75,006,755	—	(866,449)
02/14/18	61,445,000	Euro	71,114,782	73,542,905	—	(2,428,123)
08/16/17	4,797,990,000	Japanese Yen	44,005,337	43,548,999	456,338	—
09/13/17	20,830,936,000	Japanese Yen	184,601,865	189,326,003	—	(4,724,138)
10/18/17	16,928,196,000	Japanese Yen	149,982,245	154,107,525	—	(4,125,280)
11/15/17	10,590,922,000	Japanese Yen	95,727,197	96,553,401	—	(826,204)
12/13/17	10,590,922,000	Japanese Yen	95,835,041	96,698,306	—	(863,265)
			$1,127,423,064	$1,166,049,002	$456,338	$(39,082,276)

See Notes to Consolidated Schedule of Investments.

(Continued)

Affiliated Securities

Affiliated Securities	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares July 31, 2017	Market Value July 31, 2017	Realized Gain/(Loss)	Dividend Income
As One Corp.	1,299,640	—	—	1,299,640	$64,922,225	$—	$596,215
Chofu Seisakusho Co. Ltd.	1,871,000	—	—	1,871,000	45,761,624	—	456,392
Emin Leydier SA	11,593,581	—	—	11,593,581	50,917,825	—	331,600
Fursys, Inc.	872,463	—	—	872,463	26,079,163	—	393,527
Gaumont SA*	364,373	—	364,373	—	—	9,465,900	526
Haw Par Corp. Ltd.	25,512,113	—	—	25,512,113	197,773,801	—	1,824,575
Laurent-Perrier	558,938	—	—	558,938	50,617,816	—	576,523
Legris Industries SA	896,416	8,950	—	905,366	33,107,045	—	1,104,055
Maezawa Kasei Industries Co. Ltd.	2,045,420	—	332,220	1,713,200	19,109,931	(2,740,594)	213,904
Robertet SA	235,837	—	4,481	231,356	110,921,089	1,276,981	1,038,586
T Hasegawa Co. Ltd.*	3,020,411	—	887,200	2,133,211	44,937,407	3,318,706	399,855
Total					$644,147,926	$11,320,993	$6,935,758

*Represents an unaffiliated issuer as of July 31, 2017.

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.3%
Automobiles	0.9
Banks	0.7
Beverages	2.2
Building Products	1.2
Capital Markets	0.5
Chemicals	3.8
Commercial Services & Supplies	2.6
Commodity	6.8
Construction & Engineering	0.9
Construction Materials	2.1
Containers & Packaging	0.4
Diversified Financial Services	4.1
Diversified Telecommunication Services	0.4
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	2.3
Energy Equipment & Services	1.6
Food & Staples Retailing	0.7
Food Products	5.5
Foreign Government Securities	2.1
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	0.7
Household Durables	1.3
Industrial Conglomerates	2.3
Insurance	3.9
IT Services	0.6
Leisure Products	0.7
Machinery	4.2
Media	3.4
Metals & Mining	4.2
Oil, Gas & Consumable Fuels	2.6
Paper & Forest Products	0.0 *
Pharmaceuticals	3.4
Real Estate Management & Development	3.9
Road & Rail	0.3
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	0.1
Textiles, Apparel & Luxury Goods	0.1
Tobacco	1.9
Trading Companies & Distributors	0.6
Transportation Infrastructure	0.5
U.S. Treasury Obligation	0.1
Wireless Telecommunication Services	3.3
Short-Term Investments	19.9
Total Investments	100.2%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2017 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 70.6%

Aerospace & Defense — 1.5%
Orbital ATK, Inc.	311,151	31,793,409

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	187,175	12,278,680

Banks — 3.6%
BB&T Corp.	909,608	43,042,651
US Bancorp	655,595	34,602,304
		77,644,955
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	822,843	43,635,364

Chemicals — 2.2%
Potash Corp. of Saskatchewan, Inc. (Canada)	1,171,668	20,972,857
Praxair, Inc.	79,413	10,336,396
Scotts Miracle-Gro Co. (The)	168,687	16,192,265
		47,501,518
Commercial Services & Supplies — 1.0%
Cintas Corp.	169,281	22,827,543

Consumer Finance — 3.8%
American Express Co.	638,218	54,395,320
Synchrony Financial	937,277	28,418,239
		82,813,559
Diversified Consumer Services — 0.5%
H&R Block, Inc.	359,081	10,951,970

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class A*	78	20,497,308

Energy Equipment & Services — 4.9%
National Oilwell Varco, Inc.	1,145,097	37,456,123
Schlumberger Ltd.	647,358	44,408,759
SEACOR Holdings, Inc.*	96,554	3,291,526
SEACOR Marine Holdings, Inc.*	97,076	1,415,368
TechnipFMC plc (United Kingdom)*	710,652	20,282,008
		106,853,784
Equity Real Estate Investment Trusts (REITs) — 3.2%
Weyerhaeuser Co.	2,107,946	69,604,377

Gas Utilities — 0.9%
UGI Corp.	394,669	19,918,944

Health Care Equipment & Supplies — 1.2%
Varex Imaging Corp.*	93,178	2,874,541
Varian Medical Systems, Inc.*	232,945	22,623,619
		25,498,160
Health Care Providers & Services — 1.2%
Anthem, Inc.	139,509	25,977,971

Household Products — 1.0%
Colgate-Palmolive Co.	290,726	20,990,417

Industrial Conglomerates — 1.8%
3M Co.	191,616	38,547,391

Insurance — 6.8%
Alleghany Corp.*	92,464	56,711,870
Brown & Brown, Inc.	485,877	21,670,114
Cincinnati Financial Corp.	155,024	11,806,628
Travelers Cos., Inc. (The)	20,331	2,604,198
Willis Towers Watson plc	161,294	24,013,450
WR Berkley Corp.	450,471	31,068,985
		147,875,245
Internet Software & Services — 1.1%
Alphabet, Inc., Class A*	11,694	11,056,677
Alphabet, Inc., Class C*	14,488	13,481,084
		24,537,761
IT Services — 3.2%
Automatic Data Processing, Inc.	81,542	9,696,159
Mastercard, Inc., Class A	90,481	11,563,472
Teradata Corp.*	1,158,000	36,847,560
Visa, Inc., Class A	112,369	11,187,458
		69,294,649
Leisure Products — 0.4%
Vista Outdoor, Inc.*	382,831	8,839,568

Machinery — 3.5%
Cummins, Inc.	103,917	17,447,664
Deere & Co.	188,587	24,191,941
Flowserve Corp.	817,802	33,636,196
		75,275,801
Media — 5.6%
Comcast Corp., Class A	1,512,044	61,162,180
Omnicom Group, Inc.	753,495	59,330,196
		120,492,376
Metals & Mining — 2.9%
Agnico Eagle Mines Ltd. (Canada)	209,280	9,771,156
Franco-Nevada Corp. (Canada)	155,814	11,289,094
Goldcorp, Inc. (Canada)	740,683	9,725,168
Newcrest Mining Ltd. (Australia)	1,085,568	17,542,778
Newmont Mining Corp.	21,718	807,258
Randgold Resources Ltd., ADR (Africa)	21,756	2,022,003
Royal Gold, Inc.	121,921	10,565,674
Tahoe Resources, Inc.(a)	325,000	1,777,822
		63,500,953
Oil, Gas & Consumable Fuels — 3.3%
Canadian Natural Resources Ltd. (Canada)	142,767	4,366,317
ConocoPhillips	483,346	21,929,408
Devon Energy Corp.	223,963	7,460,207
Exxon Mobil Corp.	240,573	19,255,463
Imperial Oil Ltd. (Canada)	167,389	4,803,833
Phillips 66	63,037	5,279,349
San Juan Basin Royalty Trust	595,832	4,051,658
Suncor Energy, Inc. (Canada)	152,263	4,966,943
		72,113,178

See Notes to the Consolidated Schedule of Investments

(Continued)

Investments	Shares	Value ($)
Road & Rail — 1.5%
Union Pacific Corp.	312,435	32,168,308

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	171,503	13,550,452
Texas Instruments, Inc.	193,008	15,706,991
Xilinx, Inc.	493,225	31,201,414
		60,458,857
Software — 8.2%
Microsoft Corp.	1,000,621	72,745,146
Oracle Corp.	2,094,417	104,574,241
		177,319,387
Specialty Retail — 0.9%
Tiffany & Co.	201,299	19,226,067

Trading Companies & Distributors — 0.1%
NOW, Inc.*	99,125	1,579,061

TOTAL COMMON STOCKS (Cost $971,503,887)		1,530,016,561

	Ounces

COMMODITY — 9.1%

Gold bullion* (Cost $186,047,980)	156,194	198,326,085

	Principal Amount ($)

CORPORATE BONDS — 1.2%

Banks — 0.6%
Wachovia Capital Trust III
5.57%, 9/5/2017(b)(c)	12,404,000	12,518,489

Health Care Equipment & Supplies — 0.0%(d)
Bausch & Lomb, Inc.
7.13%, 8/1/2028	600,000	589,500

Oil, Gas & Consumable Fuels — 0.3%
CITGO Petroleum Corp.
6.25%, 8/15/2022(e)	6,542,000	6,656,485

Software — 0.3%
Veritas US, Inc.
7.50%, 2/1/2023(e)	4,945,000	5,352,962

TOTAL CORPORATE BONDS (Cost $24,041,689)		25,117,436

SHORT-TERM INVESTMENTS — 19.3%

COMMERCIAL PAPER — 4.8%
Apple, Inc.
0.95%, 8/15/2017(e)(f)	6,507,000	6,504,072
Coca-Cola Co. (The)
1.10%, 9/11/2017(e)(f)	1,337,000	1,335,287
Duke Energy Corp.
1.30%, 8/1/2017(e)(f)	1,868,000	1,867,928
EI du Pont de Nemours & Co.
1.31%, 8/2/2017(e)(f)	2,421,000	2,420,814
1.30%, 8/3/2017(e)(f)	2,063,000	2,062,762
Eni Finance USA, Inc. (Italy)
1.38%, 8/1/2017(f)	8,745,000	8,744,669
Exxon Mobil Corp.
0.88%, 8/14/2017(f)	1,570,000	1,569,347
0.89%, 8/22/2017(f)	4,255,000	4,252,161
Hitachi America Capital Ltd. (Japan)
1.36%, 8/1/2017(e)(f)	4,855,000	4,854,813
MetLife Short Term Funding LLC
1.07%, 9/5/2017(e)(f)	2,797,000	2,793,577
Pfizer, Inc.
0.95%, 8/15/2017(e)(f)	2,597,000	2,595,831
Province of Quebec Canada (Canada)
0.94%, 8/17/2017(e)(f)	10,356,000	10,350,714
1.00%, 9/18/2017(e)(f)	15,419,000	15,395,851
QUALCOMM, Inc.
0.95%, 8/9/2017(f)	9,522,000	9,519,329
Schlumberger Holdings Corp.
1.20%, 8/1/2017(f)	2,978,000	2,977,885
1.30%, 8/8/2017(f)	2,028,000	2,027,368
Total Capital Canada Ltd. (France)
1.05%, 8/16/2017(e)(f)	3,843,000	3,841,017
Unilever Capital Corp. (United Kingdom)
0.92%, 8/8/2017(e)(f)	3,241,000	3,240,207
United Parcel Service, Inc.
0.90%, 9/6/2017(e)(f)	6,319,000	6,311,694
UnitedHealth Group, Inc.
1.21%, 8/1/2017(f)	3,885,000	3,884,850
Walt Disney Co. (The)
0.92%, 8/18/2017(f)	7,593,000	7,588,778
TOTAL COMMERCIAL PAPER (Cost $104,149,461)		104,138,954

	Shares
INVESTMENT COMPANY — 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.80%(g) (Cost $12,786)	12,786	12,786

	Principal Amount ($)
U.S. GOVERNMENT AGENCY SECURITY — 0.2%
FHLB
Zero Coupon, 9/12/2017 (Cost $5,202,471)	5,208,000	5,201,865

U.S. TREASURY OBLIGATIONS — 14.3%
U.S. Treasury Bills
0.79%, 8/24/2017(f)	40,000,000	39,975,160
0.90%, 9/7/2017(f)	20,000,000	19,980,120
0.90%, 10/5/2017(f)	40,000,000	39,924,200
0.90%, 10/19/2017(f)	40,000,000	39,904,080
0.95%, 10/26/2017(f)	40,000,000	39,897,280

See Notes to the Consolidated Schedule of Investments

(Continued)

Investments	Principal Amount ($)	Value ($)
1.05%, 11/16/2017(f)	20,000,000	19,935,920
1.06%, 11/30/2017(f)	40,000,000	39,857,840
1.08%, 12/7/2017(f)	40,000,000	39,852,440
1.08%, 12/14/2017(f)	30,000,000	29,883,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $309,250,132)		309,210,190
TOTAL SHORT-TERM INVESTMENTS (Cost $418,614,850)		418,563,795

Total Investments — 100.2% (Cost $1,600,208,406)		2,172,023,877
Liabilities Less Other Assets — (0.2)%		(3,268,289)
Net assets — 100.0%		2,168,755,588

*	Non-income producing security.
(a)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(b)	Perpetual security. The rate reflected was the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(d)	Represents less than 0.05% of net assets.
(e)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at July 31, 2017 amounts to $75,584,014, which represents approximately 3.49% of net assets of the Fund.

(f)	The rate shown was the current yield as of July 31, 2017.
(g)	Represents 7-day effective yield as of July 31, 2017.

Abbreviations

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$653,247,808
Aggregate gross unrealized depreciation	(81,432,337)
Net unrealized appreciation	$571,815,471
Federal income tax cost of investments	$1,600,208,406

See Notes to the Consolidated Schedule of Investments

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.5%
Air Freight & Logistics	0.6
Banks	4.2
Capital Markets	2.0
Chemicals	2.2
Commercial Services & Supplies	1.0
Commodity	9.1
Consumer Finance	3.8
Diversified Consumer Services	0.5
Diversified Financial Services	0.9
Energy Equipment & Services	4.9
Equity Real Estate Investment Trusts (REITs)	3.2
Gas Utilities	0.9
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	1.2
Household Products	1.0
Industrial Conglomerates	1.8
Insurance	6.8
Internet Software & Services	1.1
IT Services	3.2
Leisure Products	0.4
Machinery	3.5
Media	5.6
Metals & Mining	2.9
Oil, Gas & Consumable Fuels	3.6
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	2.8
Software	8.5
Specialty Retail	0.9
Trading Companies & Distributors	0.1
Short-Term Investments	19.3
Total Investments	100.2%

See Notes to the Consolidated Schedule of Investments

(Continued)

First Eagle Gold Fund

Consolidated Schedule of Investments
July 31, 2017 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 74.4%

Africa — 4.5%
Randgold Resources Ltd., ADR	598,098	55,587,228

Australia — 5.8%
Newcrest Mining Ltd.	4,393,004	70,990,941

Canada — 39.2%
Agnico Eagle Mines Ltd.	1,142,787	53,356,031
Alamos Gold, Inc., Class A	2,964,338	20,994,670
B2Gold Corp.*	7,700,300	19,331,814
Barrick Gold Corp.	2,949,275	49,872,240
Detour Gold Corp.*	3,278,971	41,238,633
Dundee Precious Metals, Inc.*	5,093,970	10,745,651
Eldorado Gold Corp.	7,718,257	16,343,452
Franco-Nevada Corp.	900,821	65,266,622
Goldcorp, Inc.	3,715,245	48,781,167
Guyana Goldfields, Inc.*	1,852,133	7,145,586
MAG Silver Corp.*	1,999,467	27,456,086
Mandalay Resources Corp.	12,678,371	3,965,963
New Gold, Inc.*	10,007,331	33,471,482
Novagold Resources, Inc.*	3,796,285	16,969,394
Orla Mining Ltd.*	2,310,100	2,408,767
Osisko Gold Royalties Ltd.	3,852,297	49,468,839
Wheaton Precious Metals Corp.	712,978	14,480,583
		481,296,980
Mexico — 9.3%
Fresnillo plc	3,473,953	70,403,075
Industrias Penoles SAB de CV	1,756,596	43,119,362
		113,522,437
South Africa — 1.5%
AngloGold Ashanti Ltd., ADR	1,840,964	18,446,459

United States — 14.1%
Newmont Mining Corp.	1,623,421	60,342,558
Royal Gold, Inc.	871,251	75,502,612
Tahoe Resources, Inc.(a)	6,835,667	37,392,620
		173,237,790
TOTAL COMMON STOCKS (Cost $832,147,499)		913,081,835

	Ounces

COMMODITIES — 22.3%

Gold bullion*	173,989	220,920,158
Silver bullion*	3,149,994	53,032,676
TOTAL COMMODITIES (Cost $186,958,902)		273,952,834

	Principal Amount ($)

CONVERTIBLE BOND — 1.2%

Canada — 1.2%
Detour Gold Corp.
5.50%, 11/30/2017(b) (Cost $15,000,000)	15,000,000	15,178,125

	No. of Warrants

WARRANT — 0.0%(c)

Canada — 0.0%(c)
Osisko Gold Royalties Ltd., expiring 2/26/2019* (Cost $81,620)	59,602	136,247

	Principal Amount ($)

SHORT-TERM INVESTMENTS — 2.2%

COMMERCIAL PAPER — 2.2%
Duke Energy Corp.
1.30%, 8/1/2017(d)(e)	2,629,000	2,628,899
Eni Finance USA, Inc.
1.38%, 8/1/2017(e)	12,311,000	12,310,534
Hitachi America Capital Ltd.
1.36%, 8/1/2017(d)(e)	6,836,000	6,835,736
UnitedHealth Group, Inc.
1.21%, 8/1/2017(e)	5,469,000	5,468,789
TOTAL COMMERCIAL PAPER (Cost $27,245,000)		27,243,958

	Shares

INVESTMENT COMPANY — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.80%(f) (Cost $14,700)	14,700	14,700
TOTAL SHORT-TERM INVESTMENTS (Cost $27,259,700)		27,258,658

Total Investments — 100.1% (Cost $1,061,447,721)		1,229,607,699
Liabilities Less Other Assets — (0.1)%		(1,454,200)
Net assets — 100.0%		1,228,153,499

See Notes to Consolidated Schedule of Investments.

(Continued)

*	Non-income producing security.
(a)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(b)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $15,178,125, which represents approximately 1.24% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.
(d)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at July 31, 2017 amounts to $9,464,635, which represents approximately 0.77% of net assets of the Fund.

(e)	The rate shown was the current yield as of July 31, 2017.
(f)	Represents 7-day effective yield as of July 31, 2017.

Abbreviations

ADR	American Depositary Receipt

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$389,782,767
Aggregate gross unrealized depreciation	(221,622,789)
Net unrealized appreciation	$168,159,978
Federal income tax cost of investments	$1,061,447,721

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	22.3%
Metals & Mining	75.6
Warrant	0.0 *
Short-Term Investments	2.2
Total Investments	100.1%

* Less than 0.05%.

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2017 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 53.5%

Austria — 0.5%
Mayr Melnhof Karton AG	53,832	7,105,485

Belgium — 1.1%
Groupe Bruxelles Lambert SA	139,327	14,289,715

Brazil — 0.1%
Brasil Brokers Participacoes SA*	4,245,517	1,524,838

Canada — 2.8%
Agnico Eagle Mines Ltd.	159,945	7,467,735
Agrium, Inc.	11,000	1,101,100
Cenovus Energy, Inc.	340,039	2,859,728
Franco-Nevada Corp.	63,658	4,612,173
Goldcorp, Inc.	644,005	8,455,786
Potash Corp. of Saskatchewan, Inc.	479,846	8,589,243
Suncor Energy, Inc.	95,933	3,129,413
Wheaton Precious Metals Corp.	78,059	1,585,378
		37,800,556
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	373,175	9,930,187
Quinenco SA	200,388	570,458
		10,500,645
Denmark — 0.4%
ISS A/S	109,595	4,492,831

France — 5.9%
Bouygues SA	196,688	8,432,825
Carrefour SA	269,330	6,469,345
Cie de Saint-Gobain	168,390	9,343,410
Danone SA	225,059	16,793,945
Legrand SA	43,918	3,033,751
LVMH Moet Hennessy Louis Vuitton SE	4,980	1,250,919
Neopost SA	15,166	695,439
Rexel SA	558,267	8,840,414
Sanofi	152,429	14,524,810
Thermador Groupe	37,706	4,151,182
TOTAL SA	99,565	5,063,249
		78,599,289
Germany — 2.4%
Hamburger Hafen und Logistik AG	197,473	5,522,862
HeidelbergCement AG	151,402	14,992,122
Linde AG	21,487	4,098,875
SMT Scharf AG*	118,707	1,664,833
Telefonica Deutschland Holding AG	1,004,385	5,188,411
		31,467,103
Hong Kong — 5.1%
Great Eagle Holdings Ltd.	1,749,774	9,599,249
Guoco Group Ltd.	67,700	793,670
Hang Lung Properties Ltd.	4,629,534	11,514,064
Hopewell Holdings Ltd.	2,703,651	10,340,845
Hysan Development Co. Ltd.	1,193,083	5,769,442
Jardine Matheson Holdings Ltd.	241,200	15,385,895
Mandarin Oriental International Ltd.	6,754,700	13,644,494
Swire Properties Ltd.	442,645	1,529,109
		68,576,768
Ireland — 0.2%
CRH plc	77,242	2,705,808

Israel — 0.1%
Israel Chemicals Ltd.	318,065	1,515,674

Japan — 4.4%
Astellas Pharma, Inc.	370,200	4,714,694
FANUC Corp.	40,300	8,239,530
Hoya Corp.	145,800	8,221,218
KDDI Corp.	747,500	19,806,490
Komatsu Ltd.	19,600	525,624
Mitsubishi Estate Co. Ltd.	137,600	2,501,976
NTT DOCOMO, Inc.	344,900	8,009,266
Sompo Holdings, Inc.	163,900	6,428,524
Weathernews, Inc.	16,000	497,532
		58,944,854
Mexico — 0.4%
Fresnillo plc	270,387	5,487,281

Netherlands — 0.6%
HAL Trust	39,656	8,392,317

New Zealand — 0.3%
SKY Network Television Ltd.	1,633,505	4,060,583

Norway — 0.8%
Orkla ASA	993,802	10,237,208

Russia — 0.2%
Gazprom PJSC, ADR	687,492	2,676,221

Singapore — 1.0%
ComfortDelGro Corp. Ltd.	230,700	393,070
Frasers Commercial Trust, REIT	10,157,800	10,488,473
Overseas Education Ltd.	8,325,700	2,331,933
		13,213,476
South Korea — 1.1%
Kia Motors Corp.	174,077	5,688,280
KT&G Corp.	92,670	9,439,243
		15,127,523
Sweden — 0.7%
Investor AB, Class A	210,953	9,747,848

Switzerland — 2.2%
Cie Financiere Richemont SA (Registered)	13,550	1,151,887
Nestle SA (Registered)	340,076	28,705,661
		29,857,548
Thailand — 0.6%
Bangkok Bank PCL, NVDR	1,213,600	6,546,212
Thai Beverage PCL	1,762,000	1,241,178
		7,787,390
United Kingdom — 4.6%
Berkeley Group Holdings plc	276,043	12,730,662
British American Tobacco plc	213,998	13,311,904

See Notes to Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Diageo plc	238,505	7,702,986
GlaxoSmithKline plc	812,871	16,181,801
Gocompare.Com Group plc*	574,131	857,878
Hiscox Ltd.	537,434	9,207,605
Victrex plc	55,225	1,437,255
		61,430,091
United States — 17.2%
3M Co.	47,526	9,560,805
American Express Co.	40,067	3,414,910
Analog Devices, Inc.	29,648	2,342,489
Anthem, Inc.	48,573	9,044,778
Automatic Data Processing, Inc.	23,240	2,763,468
Bank of New York Mellon Corp. (The)	63,500	3,367,405
BB&T Corp.	243,499	11,522,373
CH Robinson Worldwide, Inc.	42,448	2,784,589
Cincinnati Financial Corp.	43,969	3,348,679
Colgate-Palmolive Co.	46,656	3,368,563
ConocoPhillips	160,343	7,274,762
Deere & Co.	77,044	9,883,204
Exxon Mobil Corp.	147,557	11,810,462
Flowserve Corp.	111,960	4,604,915
H&R Block, Inc.	100,083	3,052,532
Microsoft Corp.	336,175	24,439,923
National Oilwell Varco, Inc.	181,871	5,949,000
Omnicom Group, Inc.	146,842	11,562,339
Oracle Corp.	255,663	12,765,254
Phillips 66	25,373	2,124,989
Praxair, Inc.	27,686	3,603,610
Royal Gold, Inc.	38,328	3,321,504
San Juan Basin Royalty Trust	356,080	2,421,344
Schlumberger Ltd.	180,773	12,401,028
Synchrony Financial	119,394	3,620,026
Texas Instruments, Inc.	70,601	5,745,509
Tiffany & Co.	66,810	6,381,023
UGI Corp.	127,584	6,439,164
Union Pacific Corp.	72,028	7,416,003
US Bancorp	29,088	1,535,265
Weyerhaeuser Co., REIT	631,528	20,853,055
Willis Towers Watson plc	17,879	2,661,826
Xilinx, Inc.	144,989	9,172,004
		230,556,800
TOTAL COMMON STOCKS (Cost $626,492,797)		716,097,852

	Principal Amount ($)

CORPORATE BONDS — 27.5%

Australia — 1.3%
Ausdrill Finance Pty. Ltd.
6.88%, 11/1/2019(a)	2,795,000	2,861,381
Nufarm Australia Ltd.
6.38%, 10/15/2019(a)	13,933,000	14,281,325
		17,142,706
Canada — 1.7%
New Gold, Inc.
6.25%, 11/15/2022(a)	6,476,000	6,702,660
6.38%, 5/15/2025(a)	1,472,000	1,527,200
Open Text Corp.
5.63%, 1/15/2023(a)	7,627,000	8,008,350
5.88%, 6/1/2026(a)	1,981,000	2,144,432
Precision Drilling Corp.
7.75%, 12/15/2023	4,283,000	4,293,708
		22,676,350
France — 0.8%
SFR Group SA
6.00%, 5/15/2022(a)	10,468,000	10,951,936

Germany — 0.6%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021(a)	2,494,000	2,749,635
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	1,950,000	1,989,000
4.50%, 9/15/2023(a)(b)	3,455,216	3,558,873
		8,297,508
Netherlands — 0.4%
NXP BV
4.63%, 6/1/2023(a)	4,847,000	5,235,632

United Kingdom — 0.6%
Inmarsat Finance plc
4.88%, 5/15/2022(a)	1,645,000	1,682,013
6.50%, 10/1/2024(a)	1,575,000	1,701,000
Jaguar Land Rover Automotive plc
4.13%, 12/15/2018(a)	2,517,000	2,564,194
5.63%, 2/1/2023(a)	2,210,000	2,295,637
		8,242,844
United States — 22.1%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	9,392,000	9,767,680
Aircastle Ltd.
4.63%, 12/15/2018	891,000	917,730
6.25%, 12/1/2019	4,859,000	5,253,794
7.63%, 4/15/2020	2,525,000	2,843,781
5.50%, 2/15/2022	4,919,000	5,337,115
American Axle & Manufacturing, Inc.
6.25%, 3/15/2021	2,281,000	2,355,132
6.63%, 10/15/2022	4,392,000	4,556,700
Aramark Services, Inc.
5.13%, 1/15/2024	5,970,000	6,340,677
5.00%, 4/1/2025(a)	1,343,000	1,428,616
4.75%, 6/1/2026	1,076,000	1,126,669
BI-LO LLC
9.25%, 2/15/2019(a)	14,718,000	12,657,480
Centene Corp.
4.75%, 1/15/2025	2,941,000	3,065,992
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	6,624,000	7,029,720
Charter Communications Operating LLC
4.46%, 7/23/2022	2,306,000	2,467,683
4.91%, 7/23/2025	3,845,000	4,131,852
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	13,847,000	14,089,322
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	8,817,000	9,125,595
CNH Industrial Capital LLC
3.88%, 10/15/2021	3,225,000	3,313,687

See Notes to Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
DCP Midstream Operating LP
5.35%, 3/15/2020(a)		8,902,000	9,347,100
4.75%, 9/30/2021(a)		2,859,000	2,937,622
6.45%, 11/3/2036(a)		1,545,000	1,653,150
Dell International LLC
3.48%, 6/1/2019(a)		1,610,000	1,648,170
4.42%, 6/15/2021(a)		4,220,000	4,453,704
6.02%, 6/15/2026(a)		5,103,000	5,683,874
Dollar Tree, Inc.
5.75%, 3/1/2023		9,213,000	9,754,264
EW Scripps Co. (The)
5.13%, 5/15/2025(a)		3,493,000	3,615,255
GameStop Corp.
5.50%, 10/1/2019(a)		13,340,000	13,640,150
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)		2,746,000	2,824,948
HCA, Inc.
3.75%, 3/15/2019		1,938,000	1,981,605
Huntington Ingalls Industries, Inc.
5.00%, 12/15/2021(a)		10,250,000	10,595,938
KFC Holding Co.
5.00%, 6/1/2024(a)		600,000	625,500
KLX, Inc.
5.88%, 12/1/2022(a)		10,530,000	11,069,663
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)		4,015,000	4,190,656
4.88%, 11/1/2026(a)		803,000	839,464
LifePoint Health, Inc.
5.88%, 12/1/2023		3,390,000	3,601,875
5.38%, 5/1/2024		2,309,000	2,407,363
Parker Drilling Co.
6.75%, 7/15/2022		2,623,000	2,026,268
Philip Morris International, Inc.
5.65%, 5/16/2018		12,805,000	13,217,987
Plantronics, Inc.
5.50%, 5/31/2023(a)		8,542,000	8,937,068
Post Holdings, Inc.
5.50%, 3/1/2025(a)		1,076,000	1,135,180
5.00%, 8/15/2026(a)		1,768,000	1,814,410
Quintiles IMS, Inc.
4.88%, 5/15/2023(a)		6,321,000	6,558,038
Spectrum Brands, Inc.
5.75%, 7/15/2025		1,520,000	1,626,400
Sprint Capital Corp.
6.90%, 5/1/2019		8,774,000	9,333,343
Symantec Corp.
3.95%, 6/15/2022		2,040,000	2,116,500
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)		4,616,000	4,916,040
Tesoro Corp.
4.75%, 12/15/2023(a)		3,219,000	3,472,945
5.13%, 12/15/2026(a)		1,609,000	1,758,277
USG Corp.
4.88%, 6/1/2027(a)		850,000	877,625
Veritas US, Inc.
7.50%, 2/1/2023(a)		2,710,000	2,933,575
Vista Outdoor, Inc.
5.88%, 10/1/2023		2,512,000	2,574,800
Vulcan Materials Co.
4.50%, 4/1/2025		10,940,000	11,831,555
Wachovia Capital Trust III
5.57%, 9/5/2017(c)(d)		6,773,000	6,835,515
WESCO Distribution, Inc.
5.38%, 12/15/2021		4,695,000	4,835,850
5.38%, 6/15/2024		2,693,000	2,827,650
Western Digital Corp.
7.38%, 4/1/2023(a)		6,868,000	7,537,630
10.50%, 4/1/2024		4,356,000	5,156,415
Zebra Technologies Corp.
7.25%, 10/15/2022		6,014,000	6,401,151
			295,403,748
TOTAL CORPORATE BONDS (Cost $352,202,845)			367,950,724

		Ounces

COMMODITY — 3.0%

Gold bullion* (Cost $39,110,040)		31,665	40,206,393

		Principal Amount ($)

LOAN ASSIGNMENTS — 2.1%

United States — 2.1%
Caelus Energy Alaska O3 LLC, Second Lien Term Loan
8.75%, 4/15/2020(d)		6,778,000	5,823,454
OSG Bulk Ships, Inc., First Lien Term Loan B
5.43%, 8/5/2019(d)		6,112,305	5,799,049
Osum Productions Corp., Term Loan
6.80%, 7/31/2020(d)		6,002,949	4,682,301
Zebra Technologies Corp., Term Loan B
3.31%, 10/27/2021(d)		12,120,000	12,157,087
TOTAL LOAN ASSIGNMENTS (Cost $30,850,695)			28,461,891

U.S. TREASURY OBLIGATIONS — 1.5%

U.S. Treasury Notes
1.63%, 6/30/2019		4,850,000	4,875,006
1.63%, 6/30/2020		4,860,000	4,876,898
1.13%, 6/30/2021		4,980,000	4,872,422
2.13%, 6/30/2022(e)		4,798,000	4,862,284
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,499,895)			19,486,610

FOREIGN GOVERNMENT SECURITIES — 1.2%

Mexican Bonos
4.75%, 6/14/2018	MXN	129,730,000	7,147,702
6.50%, 6/10/2021	MXN	103,280,000	5,757,052

See Notes to Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
Republic of Poland Government Bond
3.25%, 7/25/2019	PLN	7,185,000	2,052,343
Singapore Government Bond
3.25%, 9/1/2020	SGD	1,568,000	1,222,442
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $17,278,793)			16,179,539

CONVERTIBLE BOND — 0.2%

United States — 0.2%
Clearwire Communications LLC
8.25%, 12/1/2040(a)(i) (Cost $3,261,123)		3,157,000	3,224,086

		Shares

PREFERRED STOCKS — 0.1%

United States — 0.1%
General American Investors Co., Inc., Series B 5.95%, 9/5/2017(c)		4,712	126,329
MetLife, Inc., Series A 4.00%, 9/5/2017(c)(d)		67,936	1,703,835
TOTAL PREFERRED STOCKS (Cost $1,760,123)			1,830,164

CLOSED END FUND — 0.1%

United Kingdom — 0.1%
Caledonia Investments plc (Cost $1,273,115)		36,961	1,382,038

		Principal Amount ($)

SHORT-TERM INVESTMENTS — 11.7%

COMMERCIAL PAPER — 9.4%
Duke Energy Corp.
1.30%, 8/1/2017(a)(f)		11,496,000	11,495,557
EI du Pont de Nemours & Co.
1.51%, 10/3/2017(a)(f)		1,165,000	1,161,945
Eni Finance USA, Inc.
1.38%, 8/1/2017(f)		53,829,000	53,826,964
Essilor International SA
1.20%, 10/13/2017(a)(f)		1,165,000	1,162,093
Hitachi America Capital Ltd.
1.36%, 8/1/2017(a)(f)		29,890,000	29,888,847
Microsoft Corp.
1.18%, 10/24/2017(f)		391,000	389,917
Pfizer, Inc.
1.18%, 10/17/2017(f)		1,165,000	1,162,138
Philip Morris International, Inc.
1.24%, 11/3/2017(a)(f)		1,165,000	1,161,203
Total Capital Canada Ltd.
1.20%, 10/10/2017(a)(f)		1,747,000	1,742,848
UnitedHealth Group, Inc.
1.21%, 8/1/2017(f)		23,912,000	23,911,075
TOTAL COMMERCIAL PAPER (Cost $125,907,242)			125,902,587
U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bills
0.90%, 10/5/2017(f)		15,000,000	14,971,575
0.90%, 10/19/2017(f)		15,000,000	14,964,030
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,946,000)			29,935,605

		Shares

INVESTMENT COMPANY — 0.0%(g)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.80%(h) (Cost $29,973)		29,973	29,973

TOTAL SHORT-TERM INVESTMENTS (Cost $155,883,215)			155,868,165

Total Investments — 100.9% (Cost $1,247,612,641)			1,350,687,462
Liabilities Less Other Assets — (0.9)%			(12,424,474)
Net assets — 100.0%			1,338,262,988

See Notes to Schedule of Investments.

(Continued)

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at July 31, 2017 amounts to $269,098,927, which represents approximately 20.11% of net assets of the Fund.

(b)	Payment in-kind security.
(c)	Perpetual security. The rate reflected was the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(e)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(f)	The rate shown was the current yield as of July 31, 2017.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of July 31, 2017.
(i)	This security is convertible until November 30, 2040.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Currencies

MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,198,682
Aggregate gross unrealized depreciation	(53,123,861)
Net unrealized appreciation	$103,074,821
Federal income tax cost of investments	$1,247,612,641

See Notes to Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts - Sales

Settlement Dates	Foreign Currency		U.S. $	U.S. $ Value	Unrealized Appreciation	Unrealized Depreciation
Through	To be Delivered		To be Received	At July 31, 2017	At July 31, 2017	At July 31, 2017
08/16/17	571,000	British Pound	$731,691	$753,749	$—	$(22,058)
09/13/17	3,477,000	British Pound	4,507,131	4,594,400	—	(87,269)
08/16/17	3,021,000	Euro	3,217,304	3,579,076	—	(361,772)
09/13/17	3,502,000	Euro	3,740,983	4,155,501	—	(414,518)
10/18/17	3,019,000	Euro	3,322,742	3,588,942	—	(266,200)
11/15/17	5,671,000	Euro	6,445,517	6,752,162	—	(306,645)
12/13/17	6,995,000	Euro	8,079,139	8,342,062	—	(262,923)
01/17/18	4,028,000	Euro	4,757,793	4,813,396	—	(55,603)
02/14/18	3,547,000	Euro	4,080,096	4,245,369	—	(165,273)
08/16/17	124,148,000	Japanese Yen	1,138,638	1,126,830	11,808	—
09/13/17	297,099,000	Japanese Yen	2,632,864	2,700,241	—	(67,377)
10/18/17	218,415,000	Japanese Yen	1,935,137	1,988,363	—	(53,226)
11/15/17	158,670,000	Japanese Yen	1,434,156	1,446,534	—	(12,378)
12/13/17	158,670,000	Japanese Yen	1,435,772	1,448,705	—	(12,933)
			$47,458,963	$49,535,330	$11,808	$(2,088,175)

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.6%
Air Freight & Logistics	0.2
Auto Components	0.9
Automobiles	0.8
Banks	2.0
Beverages	1.4
Building Products	0.8
Capital Markets	0.3
Chemicals	2.6
Commercial Services & Supplies	2.0
Commodity	3.0
Communications Equipment	0.7
Construction & Engineering	0.6
Construction Materials	2.2
Consumer Finance	0.6
Containers & Packaging	0.5
Diversified Consumer Services	0.4
Diversified Financial Services	2.5
Diversified Telecommunication Services	2.6
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	1.8
Equity Real Estate Investment Trusts (REITs)	2.4
Food & Staples Retailing	1.4
Food Products	4.8
Foreign Government Securities	1.2
Gas Utilities	0.5
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	1.7
Health Care Technology	0.5
Hotels, Restaurants & Leisure	1.1
Household Durables	1.3
Household Products	0.4
Industrial Conglomerates	2.7
Insurance	1.7
Internet Software & Services	0.1
IT Services	0.2
Leisure Products	0.2
Machinery	2.1
Marine	0.4
Media	2.0
Metals & Mining	3.1
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	2.6
Professional Services	0.0	*
Real Estate Management & Development	2.4
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	1.7
Software	3.9

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	1.9
Textiles, Apparel & Luxury Goods	0.2
Tobacco	2.7
Trading Companies & Distributors	2.6
Transportation Infrastructure	0.4
U.S. Treasury Obligations	1.5
Wireless Telecommunication Services	2.3
Short-Term Investments	11.7
Total Investments	100.9%

*Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle High Yield Fund

Schedule of Investments

July 31, 2017 (unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS — 78.2%

Australia — 2.5%
Ausdrill Finance Pty. Ltd.
6.88%, 11/1/2019(a)	4,114,000	4,211,708
Nufarm Australia Ltd.
6.38%, 10/15/2019(a)	8,149,000	8,352,725
		12,564,433
Brazil — 0.8%
JBS USA LUX SA
8.25%, 2/1/2020(a)	3,794,000	3,841,425

Canada — 5.5%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	1,876,000	2,002,630
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	8,240,000	5,850,400
Kinross Gold Corp.
4.50%, 7/15/2027(a)	1,868,000	1,860,995
New Gold, Inc.
6.25%, 11/15/2022(a)	5,338,000	5,524,830
6.38%, 5/15/2025(a)	373,000	386,987
Open Text Corp.
5.63%, 1/15/2023(a)	8,500,000	8,925,000
Precision Drilling Corp.
7.75%, 12/15/2023	2,068,000	2,073,170
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	942,000	988,290
		27,612,302
Chile — 1.1%
VTR Finance BV
6.88%, 1/15/2024(a)	5,033,000	5,366,436

France — 1.2%
SFR Group SA
6.00%, 5/15/2022(a)	5,769,000	6,035,701

Germany — 2.3%
Fresenius Medical Care US Finance II, Inc.
6.50%, 9/15/2018(a)	4,778,000	5,004,955
5.63%, 7/31/2019(a)	3,790,000	4,026,875
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	800,000	816,000
4.50%, 9/15/2023(a)(b)	1,609,174	1,657,449
		11,505,279
Ireland — 0.1%
Ardagh Packaging Finance plc
4.63%, 5/15/2023(a)	300,000	306,750

Netherlands — 1.9%
NXP BV
3.75%, 6/1/2018(a)	4,668,000	4,725,557
4.63%, 6/1/2023(a)	4,513,000	4,874,852
		9,600,409
South Korea — 1.0%
MagnaChip Semiconductor Corp.
6.63%, 7/15/2021	5,327,000	5,073,968

United Kingdom — 4.6%
Ashtead Capital, Inc.
6.50%, 7/15/2022(a)	5,156,000	5,349,350
CNH Industrial NV
4.50%, 8/15/2023	1,880,000	1,992,800
EnQuest plc
7.00%, 10/15/2023(a)(b)(i)	7,406,434	5,499,277
Inmarsat Finance plc
4.88%, 5/15/2022(a)	3,593,000	3,673,843
6.50%, 10/1/2024(a)	948,000	1,023,840
Jaguar Land Rover Automotive plc
5.63%, 2/1/2023(a)	790,000	820,612
Virgin Media Secured Finance plc
5.50%, 1/15/2025(a)	4,685,000	4,900,229
		23,259,951
United States — 57.2%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	4,362,000	4,536,480
AECOM
5.13%, 3/15/2027	188,000	189,410
Aircastle Ltd.
4.63%, 12/15/2018	1,707,000	1,758,210
7.63%, 4/15/2020	4,515,000	5,085,019
Alliance One International, Inc.
9.88%, 7/15/2021	4,358,000	3,911,305
American Axle & Manufacturing, Inc.
6.25%, 3/15/2021	2,909,000	3,003,542
6.63%, 10/15/2022	3,278,000	3,400,925
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)	6,161,000	6,330,427
Antero Resources Corp.
5.38%, 11/1/2021	2,259,000	2,320,422
5.63%, 6/1/2023	8,582,000	8,796,550
5.00%, 3/1/2025	942,000	927,870
Aramark Services, Inc.
5.13%, 1/15/2024	3,003,000	3,189,456
5.00%, 4/1/2025(a)	584,000	621,230
4.75%, 6/1/2026	1,556,000	1,629,272
AV Homes, Inc.
6.63%, 5/15/2022(a)	1,875,000	1,940,625
B&G Foods, Inc.
5.25%, 4/1/2025	2,814,000	2,933,595
BI-LO LLC
9.37%, 9/15/2018(a)(b)	16,816,000	6,964,589
9.25%, 2/15/2019(a)	11,088,000	9,535,680
California Resources Corp.
8.00%, 12/15/2022(a)	4,684,000	2,986,050
Centene Corp.
5.63%, 2/15/2021	4,123,000	4,287,920
4.75%, 5/15/2022	3,271,000	3,442,727
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	3,984,000	4,301,485
Series W, 6.75%, 12/1/2023	4,968,000	5,272,290
Charter Communications Operating LLC
4.91%, 7/23/2025	465,000	499,691
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	6,799,000	6,917,982

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	7,953,000	8,231,355
CNH Industrial Capital LLC
3.88%, 10/15/2021	1,559,000	1,601,872
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,904,290
DaVita, Inc.
5.00%, 5/1/2025	4,372,000	4,436,706
DCP Midstream Operating LP
4.75%, 9/30/2021(a)	6,386,000	6,561,615
Dell International LLC
3.48%, 6/1/2019(a)	835,000	854,796
4.42%, 6/15/2021(a)	3,670,000	3,873,245
7.13%, 6/15/2024(a)	4,740,000	5,274,663
6.02%, 6/15/2026(a)	2,787,000	3,104,244
Dollar Tree, Inc.
5.75%, 3/1/2023	4,533,000	4,799,314
Envision Healthcare Corp.
6.25%, 12/1/2024(a)	2,626,000	2,829,515
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,489,000	1,541,115
FirstCash, Inc.
5.38%, 6/1/2024(a)	937,000	986,192
Frontier Communications Corp.
7.13%, 3/15/2019	2,894,000	2,948,262
8.50%, 4/15/2020	2,137,000	2,174,398
GameStop Corp.
5.50%, 10/1/2019(a)	7,251,000	7,414,147
6.75%, 3/15/2021(a)	200,000	206,250
Genesis Energy LP
6.00%, 5/15/2023	3,244,000	3,211,560
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	5,864,000	6,032,590
HCA, Inc.
3.75%, 3/15/2019	8,500,000	8,691,250
4.50%, 2/15/2027	940,000	961,150
Huntington Ingalls Industries, Inc.
5.00%, 12/15/2021(a)	3,349,000	3,462,029
International Lease Finance Corp.
8.88%, 9/1/2017	2,000,000	2,011,382
KFC Holding Co.
5.00%, 6/1/2024(a)	3,845,000	4,008,413
5.25%, 6/1/2026(a)	600,000	636,000
KLX, Inc.
5.88%, 12/1/2022(a)	4,583,000	4,817,879
Koppers, Inc.
6.00%, 2/15/2025(a)	471,000	501,615
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	2,023,831
4.88%, 11/1/2026(a)	388,000	405,619
LifePoint Health, Inc.
5.38%, 5/1/2024	5,080,000	5,296,408
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/2022	2,871,000	2,598,255
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	512,300
MPT Operating Partnership LP, REIT
6.38%, 2/15/2022	2,581,000	2,664,883
NGL Energy Partners LP
7.50%, 11/1/2023(a)	5,736,000	5,535,240
Parker Drilling Co.
7.50%, 8/1/2020	134,000	115,910
6.75%, 7/15/2022	3,732,000	2,882,970
Plantronics, Inc.
5.50%, 5/31/2023(a)	3,674,000	3,843,923
Post Holdings, Inc.
5.50%, 3/1/2025(a)	430,000	453,650
5.00%, 8/15/2026(a)	1,000,000	1,026,250
Quintiles IMS, Inc.
4.88%, 5/15/2023(a)	2,467,000	2,559,512
5.00%, 10/15/2026(a)	800,000	838,000
Shea Homes LP
5.88%, 4/1/2023(a)	5,130,000	5,283,900
Silgan Holdings, Inc.
5.50%, 2/1/2022	4,720,000	4,838,000
Spectrum Brands, Inc.
5.75%, 7/15/2025	3,968,000	4,245,760
Sprint Capital Corp.
6.90%, 5/1/2019	6,349,000	6,753,749
Sprint Communications, Inc.
7.00%, 8/15/2020	7,500,000	8,193,750
Symantec Corp.
3.95%, 6/15/2022	918,000	952,425
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,437,820
Tennant Co.
5.63%, 5/1/2025(a)	235,000	249,981
Tesoro Corp.
4.75%, 12/15/2023(a)	1,494,000	1,611,861
5.13%, 12/15/2026(a)	747,000	816,303
Time, Inc.
5.75%, 4/15/2022(a)	2,914,000	3,005,063
Ultra Resources, Inc.
7.13%, 4/15/2025(a)	5,868,000	5,983,893
USG Corp.
4.88%, 6/1/2027(a)	360,000	371,700
Valvoline, Inc.
5.50%, 7/15/2024(a)	233,000	246,980
Veritas US, Inc.
7.50%, 2/1/2023(a)	1,275,000	1,380,188
Vista Outdoor, Inc.
5.88%, 10/1/2023	1,080,000	1,107,000
Wachovia Capital Trust III
5.57%, 9/5/2017(c)(d)	2,073,000	2,092,134
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,523,000	4,658,690
5.38%, 6/15/2024	1,377,000	1,445,850
Western Digital Corp.
7.38%, 4/1/2023(a)	3,386,000	3,716,135
10.50%, 4/1/2024	2,142,000	2,535,593
Zebra Technologies Corp.
7.25%, 10/15/2022	3,313,000	3,526,274
		287,068,399
TOTAL CORPORATE BONDS (Cost $390,907,541)		392,235,053

See Notes to Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS — 9.2%

United States — 9.2%
BJ’s Wholesale Club, Inc., Second Lien Term Loan
8.71%, 2/3/2025(d)		3,764,000	3,665,195
Cactus Wellhead LLC, Tranche B Term Loan
7.23%, 7/31/2020(d)		5,937,525	5,759,399
Caelus Energy Alaska O3 LLC, Second Lien Term Loan
8.75%, 4/15/2020(d)		10,782,000	9,263,571
Columbus McKinnon Corp., Term Loan
4.30%, 1/31/2024(d)		446,008	449,910
Osum Productions Corp., Term Loan
6.80%, 7/31/2020(d)		6,228,706	4,858,391
OSG Bulk Ships, Inc., First Lien Term Loan B
5.43%, 8/5/2019(d)		3,964,579	3,761,394
Payless, Inc., First Lien Term Loan
5.04%, 3/11/2021(d)(e)		11,723,817	6,721,616
Payless, Inc., Second Lien Term Loan
8.54%, 3/11/2022(d)(e)		1,202,000	59,247
Water Pik Technologies, Inc., First Lien Term Loan
6.04%, 7/8/2020(d)		5,500,184	5,500,184
Water Pik Technologies, Inc., Second Lien Term Loan
10.05%, 1/8/2021(d)		1,332,324	1,328,993
Zebra Technologies Corp., Term Loan B
3.31%, 10/27/2021(d)		4,550,000	4,563,923
TOTAL LOAN ASSIGNMENTS (Cost $53,138,453)			45,931,823

CONVERTIBLE BOND — 1.5%

United States — 1.5%
Clearwire Communications LLC
8.25%, 12/1/2040(a)(j) (Cost $7,550,912)		7,375,000	7,531,719

FOREIGN GOVERNMENT SECURITY — 0.6%

Mexican Bonos
4.75%, 6/14/2018 (Cost $2,865,410)	MXN	57,560,000	3,171,369

		Shares

COMMON STOCK — 0.0%(f)

United States — 0.0%(f)
Rex Energy Corp.*(g)(h) (Cost $596,639)		11,958	34,439

		Principal Amount ($)

SHORT-TERM INVESTMENTS — 10.8%

COMMERCIAL PAPER — 10.8%
Duke Energy Corp.
1.30%, 8/1/2017(a)		5,236,000	5,235,798
Eni Finance USA, Inc.
1.38%, 8/1/2017		24,519,000	24,518,072
Hitachi America Capital Ltd.
1.36%, 8/1/2017(a)		13,615,000	13,614,475
UnitedHealth Group, Inc.
1.21%, 8/1/2017		10,892,000	10,891,579
TOTAL COMMERCIAL PAPER (Cost $54,262,000)			54,259,924

Total Investments — 100.3% (Cost $509,320,955)			503,164,327
Liabilities Less Other Assets — (0.3)%			(1,323,055)
Net assets — 100.0%			501,841,272

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at July 31, 2017 amounts to $257,135,928, which represents approximately 51.24% of net assets of the Fund.

(b)	Payment in-kind security.
(c)	Perpetual security. The rate reflected was the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(e)	Defaulted security.
(f)	Represents less than 0.05% of net assets.
(g)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $34,439, which represents approximately 0.00% of net assets of the Fund.

(h)	Represents a security that is subject to legal or contractual restrictions on resale.
(i)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At July 31, 2017, the value of these securities amounted to $5,499,277 or 1.10% of net assets of the Fund.

(j)	This security is convertible until November 30, 2040.

Abbreviations

REIT	Real Estate Investment Trust

Currencies

MXN	Mexican Peso

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,909,839
Aggregate gross unrealized depreciation	(24,066,467)
Net unrealized depreciation	$(6,156,628)
Federal income tax cost of investments	$509,320,955

See Notes to Schedule of Investments.

(Continued)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Rex Energy Corp.	3/31/2016	$596,639	$2.88

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.7%
Auto Components	1.8
Automobiles	0.1
Banks	0.4
Building Products	0.1
Chemicals	1.8
Commercial Services & Supplies	3.4
Communications Equipment	0.8
Construction & Engineering	0.0 *
Consumer Finance	0.2
Containers & Packaging	1.9
Diversified Telecommunication Services	7.9
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	2.2
Equity Real Estate Investment Trusts (REITs)	0.5
Food & Staples Retailing	3.3
Food Products	2.6
Foreign Government Security	0.6
Health Care Providers & Services	7.8
Health Care Technology	0.7
Hotels, Restaurants & Leisure	0.9
Household Durables	2.2
Household Products	2.2
Leisure Products	0.2
Machinery	0.8
Marine	0.8
Media	2.1
Metals & Mining	2.4
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	15.7
Professional Services	1.3
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	2.9
Software	2.3
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	3.8
Thrifts & Mortgage Finance	0.1
Tobacco	0.8
Trading Companies & Distributors	3.0
Wireless Telecommunication Services	2.5
Short-Term Investments	10.8
Total Investments	100.3%

*   Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle Fund of America

Schedule of Investments

July 31, 2017 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 96.9%

Aerospace & Defense — 7.3%
General Dynamics Corp.(a)	564,690	110,865,588
KLX, Inc.*	958,880	49,785,049
		160,650,637
Auto Components — 5.4%
Adient plc(a)	637,458	41,734,375
Visteon Corp.*(a)	683,115	76,194,647
		117,929,022
Biotechnology — 6.8%
Eagle Pharmaceuticals, Inc.*(a)	651,505	32,021,471
Halozyme Therapeutics, Inc.*(a)(b)	7,394,315	93,759,914
Intrexon Corp.*	1,102,004	23,792,266
		149,573,651
Building Products — 2.9%
Armstrong World Industries, Inc.*(a)	1,323,541	64,257,915

Capital Markets — 1.3%
S&P Global, Inc.	188,445	28,943,268

Chemicals — 12.6%
Air Products & Chemicals, Inc.(a)	419,345	59,609,892
Albemarle Corp.(a)	557,515	64,560,237
Axalta Coating Systems Ltd.*(a)	868,497	27,357,656
GCP Applied Technologies, Inc.*	1,273,811	38,596,473
Olin Corp.	1,812,353	53,428,166
WR Grace & Co.	473,660	32,663,594
		276,216,018
Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc.	284,544	4,478,723

Construction Materials — 5.3%
Martin Marietta Materials, Inc.(a)	519,735	117,683,596

Containers & Packaging — 11.4%
Ball Corp.(a)	659,434	27,630,285
International Paper Co.(a)	1,071,276	58,898,754
Packaging Corp. of America(a)	1,217,960	133,342,261
Sealed Air Corp.(a)	736,445	32,042,722
		251,914,022
Electronic Equipment, Instruments & Components — 2.1%
Flex Ltd.*(a)	2,949,623	47,164,472

Food & Staples Retailing — 1.9%
Casey’s General Stores, Inc.(a)	386,627	41,272,432

Food Products — 4.9%
Post Holdings, Inc.*(a)	869,410	72,334,912
Tyson Foods, Inc., Class A(a)	564,856	35,789,276
		108,124,188
Health Care Providers & Services — 0.7%
Tenet Healthcare Corp.*(a)	894,455	15,518,794

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	2,131,777	26,242,175

Hotels, Restaurants & Leisure — 6.3%
Chipotle Mexican Grill, Inc.*(a)	6,500	2,234,505
La Quinta Holdings, Inc.*	3,148,315	46,941,376
Wyndham Worldwide Corp.(a)	848,186	88,525,173
		137,701,054
Internet Software & Services — 4.9%
Altaba, Inc.*(a)	820,465	47,915,156
eBay, Inc.*(a)	1,701,275	60,786,556
		108,701,712
Leisure Products — 0.5%
Vista Outdoor, Inc.*(a)	459,300	10,605,237

Metals & Mining — 1.9%
Allegheny Technologies, Inc.(a)	2,146,948	40,663,195

Oil, Gas & Consumable Fuels — 4.2%
Marathon Petroleum Corp.(a)	1,629,777	91,251,214
SemGroup Corp., Class A(a)	80,400	2,174,820
		93,426,034
Pharmaceuticals — 2.8%
Innoviva, Inc.*	2,162,634	29,671,339
Medicines Co. (The)*	789,014	30,337,588
Perrigo Co. plc(a)	34,200	2,562,264
		62,571,191
Professional Services — 2.0%
Advisory Board Co. (The)*(a)	779,208	43,791,490

Semiconductors & Semiconductor Equipment — 1.3%
Versum Materials, Inc.(a)	793,115	27,965,235

Technology Hardware, Storage & Peripherals — 6.9%
BlackBerry Ltd. (Canada)*(a)	6,159,856	57,779,449
HP, Inc.(a)	4,128,320	78,850,912
Seagate Technology plc(a)	443,500	14,617,760
		151,248,121
Trading Companies & Distributors — 2.1%
HD Supply Holdings, Inc.*(a)	137,600	4,470,624
Univar, Inc.*(a)	1,313,205	40,761,883
		45,232,507
TOTAL COMMON STOCKS (Cost $1,657,987,918)		2,131,874,689

	No. of Contracts

OPTIONS PURCHASED — 1.2%

Call Options — 1.1%
Airlines — 0.1%
Delta Air Lines, Inc.
1/18/2019 @ 40.00	2,000	2,400,000

See Notes to Schedule of Investments.

(Continued)

Investments	No. of Contracts	Value ($)
Auto Components — 0.0%(c)
Adient plc
1/19/2018 @ 40.00	279	719,820

Capital Markets — 0.0%(c)
Intercontinental Exchange, Inc.
1/18/2019 @ 50.00	500	915,000

Chemicals — 0.3%
Albemarle Corp.
1/18/2019 @ 80.00	1,500	6,007,500

Containers & Packaging — 0.0%(c)
Ball Corp.
1/18/2019 @ 32.50	525	572,250

Food Products — 0.1%
Post Holdings, Inc.
1/18/2019 @ 50.00	500	1,752,500

Hotels, Restaurants & Leisure — 0.0%(c)
La Quinta Holdings, Inc.
3/16/2018 @ 10.00	1,000	520,000

Pharmaceuticals — 0.6%
Perrigo Co. plc
1/19/2018 @ 50.00	4,800	12,192,000

TOTAL CALL OPTIONS		25,079,070
Put Options — 0.1%
Biotechnology — 0.1%
Eagle Pharmaceuticals, Inc.
8/18/2017 @ 45.00	500	65,000
8/18/2017 @ 65.00	500	846,500
		911,500

Technology Hardware, Storage & Peripherals — 0.0%(c)
Seagate Technology plc
8/18/2017 @ 36.00	500	152,000
8/18/2017 @ 37.00	1,500	630,000
		782,000

TOTAL PUT OPTIONS		1,693,500
TOTAL OPTIONS PURCHASED (Cost $27,951,971)		26,772,570

	Shares

SHORT-TERM INVESTMENT — 2.3%

INVESTMENT COMPANY — 2.3%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.80%(d) (Cost $50,302,027)	50,302,027	50,302,027

Total Investments — 100.4% (Cost $1,736,241,916)		2,208,949,286
Liabilities Less Other Assets — (0.4)%		(8,339,010)
Net assets — 100.0%		2,200,610,276

*	Non-income producing security.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,698,639
Aggregate gross unrealized depreciation	(20,991,269)
Net unrealized appreciation	$472,707,370
Federal income tax cost of investments	$1,736,241,916

See Notes to Schedule of Investments.

(Continued)

Covered Call Options Written

At July 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Strike Price	Expiration Date	Value
Adient plc	500	$70	8/18/2017	$(22,500)
Adient plc	78	65	10/20/2017	(30,420)
Adient plc	1,377	70	10/20/2017	(243,729)
Advisory Board Co. (The)	1,819	50	9/15/2017	(1,264,205)
Advisory Board Co. (The)	1,170	55	9/15/2017	(409,500)
Advisory Board Co. (The)	651	50	12/15/2017	(488,250)
Advisory Board Co. (The)	1,030	55	12/15/2017	(403,760)
Air Products & Chemicals, Inc.	1,524	145	9/15/2017	(396,240)
Albemarle Corp.	2,633	110	9/15/2017	(2,137,996)
Albemarle Corp.	1,082	115	9/15/2017	(541,000)
Allegheny Technologies, Inc.	2,147	17.5	8/18/2017	(362,843)
Altaba, Inc.	526	55	8/18/2017	(210,400)
Altaba, Inc.	1,188	55	10/20/2017	(641,520)
Altaba, Inc.	500	60	1/19/2018	(187,500)
Armstrong World Industries, Inc.	390	50	9/15/2017	(46,800)
Axalta Coating Systems Ltd.	1,505	33	8/18/2017	(45,150)
Axalta Coating Systems Ltd.	650	33	10/20/2017	(53,300)
Ball Corp.	275	41.3	8/18/2017	(42,625)
BlackBerry Ltd.	2,466	10	8/18/2017	(19,728)
BlackBerry Ltd.	7,853	10	9/15/2017	(164,913)
BlackBerry Ltd.	1,500	11	9/15/2017	(10,500)
Casey’s General Stores, Inc.	371	105	8/18/2017	(102,025)
Casey’s General Stores, Inc.	830	110	8/18/2017	(66,400)
Casey’s General Stores, Inc.	102	115	8/18/2017	(3,060)
Chipotle Mexican Grill, Inc.	65	350	9/15/2017	(72,605)
Eagle Pharmaceuticals, Inc.	260	50	9/15/2017	(65,000)
Eagle Pharmaceuticals, Inc.	62	55	12/15/2017	(22,630)
eBay, Inc.	851	38	8/18/2017	(7,659)
eBay, Inc.	1,417	37	9/15/2017	(80,769)
Flex Ltd.	8,977	17	10/20/2017	(314,195)
General Dynamics Corp.	498	190	8/18/2017	(393,420)
General Dynamics Corp.	1,645	195	8/18/2017	(559,300)
General Dynamics Corp.	680	200	8/18/2017	(68,000)
General Dynamics Corp.	565	195	9/15/2017	(271,200)
Halozyme Therapeutics, Inc.	6,000	12	8/18/2017	(555,000)
Halozyme Therapeutics, Inc.	5,328	13	8/18/2017	(186,480)
Halozyme Therapeutics, Inc.	5,958	14	8/18/2017	(59,580)
Halozyme Therapeutics, Inc.	3,697	13	9/15/2017	(203,335)
Halozyme Therapeutics, Inc.	1,974	14	9/15/2017	(59,220)
Halozyme Therapeutics, Inc.	1,000	14	12/15/2017	(85,000)
Halozyme Therapeutics, Inc.	2,450	13	1/19/2018	(349,125)
HD Supply Holdings, Inc.	688	32.5	9/15/2017	(106,640)
HP, Inc.	2,327	19	11/17/2017	(251,316)
International Paper Co.	433	52.5	8/18/2017	(119,724)
International Paper Co.	621	55	8/18/2017	(52,164)
International Paper Co.	227	57.5	10/20/2017	(18,614)

See Notes to Schedule of Investments.

(Continued)

Name of Issuer	Contracts	Strike Price	Expiration Date	Value
Marathon Petroleum Corp.	815	$50	8/18/2017	$(495,113)
Marathon Petroleum Corp.	2,445	52.5	8/18/2017	(863,085)
Marathon Petroleum Corp.	730	52.5	10/20/2017	(330,325)
Marathon Petroleum Corp.	413	55	10/20/2017	(123,487)
Martin Marietta Materials, Inc.	46	220	8/18/2017	(52,440)
Packaging Corp. of America	1,999	100	10/20/2017	(2,098,950)
Packaging Corp. of America	500	105	10/20/2017	(330,000)
Packaging Corp. of America	1,000	110	1/19/2018	(570,000)
Packaging Corp. of America	500	115	1/19/2018	(177,500)
Perrigo Co. plc	342	70	8/18/2017	(226,404)
Post Holdings, Inc.	752	80	9/15/2017	(391,040)
Post Holdings, Inc.	870	85	9/15/2017	(215,325)
Seagate Technology plc	133	43	8/18/2017	(133)
Seagate Technology plc	1,000	33	9/15/2017	(135,000)
Seagate Technology plc	1,000	34	9/15/2017	(95,000)
Sealed Air Corp.	4,909	45	8/18/2017	(220,905)
Sealed Air Corp.	2,455	45	10/20/2017	(245,500)
SemGroup Corp.	804	22.5	8/18/2017	(369,840)
Tenet Healthcare Corp.	1,149	20	8/18/2017	(40,215)
Tenet Healthcare Corp.	1,177	20	11/17/2017	(169,488)
Tyson Foods, Inc.	89	62.5	10/20/2017	(27,590)
Tyson Foods, Inc.	750	65	10/20/2017	(135,000)
Univar, Inc.	602	25	8/18/2017	(370,230)
Versum Materials, Inc.	1,726	32.5	9/15/2017	(578,210)
Versum Materials, Inc.	2,546	35	12/15/2017	(664,506)
Vista Outdoor, Inc.	4,593	22.5	8/18/2017	(688,950)
Visteon Corp.	117	95	8/18/2017	(203,580)
Visteon Corp.	404	100	9/15/2017	(513,080)
Wyndham Worldwide Corp.	1,242	100	8/18/2017	(755,136)
Wyndham Worldwide Corp.	1,674	105	8/18/2017	(485,460)
Wyndham Worldwide Corp.	1,264	100	11/17/2017	(979,600)
Wyndham Worldwide Corp.	1,263	105	11/17/2017	(618,870)
Total Covered Call Options Written (Premiums Received $26,972,254)				$(24,965,302)

Affiliated Securities

Affiliated Securities	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares July 31, 2017	Market Value July 31, 2017	Realized Gain/(Loss)	Dividend Income
Halozyme Therapeutics, Inc.	7,687,515	—	293,200	7,394,315	$93,759,914	$(606,929)	$—

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	7.3%
Airlines	0.1
Auto Components	5.4
Biotechnology	6.9
Building Products	2.9
Capital Markets	1.3
Chemicals	12.9
Commercial Services & Supplies	0.2
Construction Materials	5.3
Containers & Packaging	11.4
Electronic Equipment, Instruments & Components	2.1
Food & Staples Retailing	1.9
Food Products	5.0
Health Care Providers & Services	0.7
Health Care Technology	1.2
Hotels, Restaurants & Leisure	6.3
Internet Software & Services	4.9
Leisure Products	0.5
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	3.4
Professional Services	2.0
Semiconductors & Semiconductor Equipment	1.3
Technology Hardware, Storage & Peripherals	6.9
Trading Companies & Distributors	2.1
Short-Term Investment	2.3
Total Investments	100.4%

See Notes to Schedule of Investments.

(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class R3 shares, Class R4 shares and Class R5 shares (which launched on March 1, 2017 together with Class R6 shares) are not currently funded, but are available for investment.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Funds’ prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. Private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “ the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion and silver bullion in the First Eagle Gold Fund only. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2017, the First Eagle Global Cayman Fund, Ltd. has $3,415,186,786 in net assets, representing 6.14% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2017, the First Eagle Overseas Cayman Fund, Ltd. has $975,360,338 in net assets, representing 5.42% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2017, the First Eagle U.S. Value Cayman Fund, Ltd. has $198,304,517 in net assets, representing 9.14% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2017, the First Eagle Gold Cayman Fund, Ltd. has $273,875,586 in net assets, representing 22.30% of the Gold Fund’s net assets.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price). Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

The exchange rates as of the NYSE Close (normally 4:00 p.m. E.S.T.) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the fair market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2017:

First Eagle Global Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets:†
Common Stocks	$22,539,621,810	$17,334,946,800	$66,882,856		$39,941,451,466
Corporate Bonds	—	19,648,528	24,859,800		44,508,328
Commodity *	3,802,127,585	—	—		3,802,127,585
Foreign Government Securities	—	617,524,961	—	^	617,524,961
Short-Term Investments	610,617	11,027,136,520	—		11,027,747,137
U.S. Treasury Obligation	—	249,677,750	—		249,677,750
Forward Foreign Currency Exchange Contracts **	—	879,946	—		879,946
Total	$26,342,360,012	$29,249,814,505	$91,742,656		$55,683,917,173

Liabilities:
Forward Foreign Currency Exchange Contracts **	$—	$(67,166,685)	$—		$(67,166,685)
Total	$—	$(67,166,685)	$—		$(67,166,685)

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $15,636,056,058 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2017. At October 31, 2016, these securities were valued using quoted market prices in active markets; at July 31, 2017, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2017.

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^ Fair value represents zero.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Fair Value Level 3 activity for the nine-month period ended July 31, 2017 was as follows:

	Common Stocks	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance —market value	$72,479,724	$29,639,257	—		$102,118,981
Purchases(1)	—	—	—	^	—
Sales(2)	—	(6,290,099)	—		(6,290,099)
Transfer In — Level 3	—	—	—		—
Transfer Out — Level 3	—	—	—		—
Accrued Amortization	—	—	—		—
Realized Gains (Losses)	—	(947,975)	—		(947,975)
Change in Unrealized Appreciation (Depreciation)	(5,596,868)	2,458,617	—		(3,138,251)
Ending Balance — market value	$66,882,856	$24,859,800	—	^	$91,742,656

Change in unrealized gains or (losses) relating to assets still held at reporting date	$(5,596,868)	$2,458,617	—		$(3,138,251)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^ Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$14,180,080	Comparable Security	Market Discount	30% (30%)
	$52,702,776	Market Comparable Companies	Enterprise Value Multiple	0.98x - 13.92x (5.6x)
Common Stocks	$66,882,856
Corporate Bonds	$24,859,800	Market Comparable Companies	Enterprise Value Multiple	0.98x - 13.92x (5.6x)
Total	$91,742,656

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement.

First Eagle Overseas Fund

Description	Level 1	Level 2(a)	Level 3		Totals
Assets: †
Common Stocks	$2,840,921,783	$9,880,877,000	$101,308,646		$12,823,107,429
Corporate Bonds	—	—	16,573,200		16,573,200
Commodity*	1,228,662,667	—	—		1,228,662,667
Foreign Government Securities	—	352,338,573	22,363,707	(b)	374,702,280
Short-Term Investments	327,255	3,573,953,472	—		3,574,280,727
U.S. Treasury Obligation	—	9,987,110	—		9,987,110
Forward Foreign Currency Exchange Contracts **	—	456,338	—		456,338
Total	$4,069,911,705	$13,817,612,493	$140,245,553		$18,027,769,751

Liabilities:
Forward Foreign Currency Exchange Contracts **	$—	(39,082,276)	$—		$(39,082,276)
Total	$—	$(39,082,276)	$—		$(39,082,276)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $8,449,943,242 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2017. At October 31, 2016, these securities were valued using quoted market prices in active markets; at July 31, 2017, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2017.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2017 was as follows:

	Common Stocks	Right		Loan Assignments	Corporate Bonds	Foreign Government Securities	Total Value
Beginning Balance —market value	$96,722,155	$—	^	$1,988,655	$19,759,505	$20,891,605	$139,361,920
Purchases(1)	313,741	—		—	—	—	313,741
Sales(2)	(628,842)	—		(1,626,030)	(4,193,400)	—	(6,448,272)
Transfer In — Level 3	—	—		—	—	—	—
Transfer Out — Level 3	—	—		—	—	—	—
Accrued Amortization	—	—		—	—	(124,461)	(124,461)
Realized Gains (Losses)	(21,837)	(16,617)		(7,561,821)	(631,803)	—	(8,232,078)
Change in Unrealized Appreciation (Depreciation)	4,923,429	16,617		7,199,196	1,638,898	1,596,563	15,374,703
Ending Balance — market value	$101,308,646	$—	^	$—	$16,573,200	$22,363,707	$140,245,553

Change in unrealized gains or (losses) relating to assets still held at reporting date	$4,923,429	$—		$—	$1,638,898	$1,596,563	$8,158,890

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

^ Fair value represents zero.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$17,283,776	Comparable Security	Market Discount	30% (30%)
		Price of Recent Transaction	Recent Transaction	30.85€ (30.85€)
	$33,107,045	Market Comparable Companies	Enterprise Value Multiple	0.84x - 8.64x (2.9x)
	$50,617,816	Market Comparable Companies	Enterprise Value Multiple	0.98x - 13.92x (5.6x)
Common Stocks	$101,008,637
Corporate Bonds	$16,573,200	Market Comparable Companies	Enterprise Value Multiple	0.98x - 13.92x (5.6x)
Total	$117,581,837

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in recent transaction may increase (decrease) the fair value measurement.

First Eagle U.S. Value Fund

Description	Level 1	Level 2	Level 3	Total
Assets: †
Common Stocks	$1,530,016,561	$—	$—	$1,530,016,561
Corporate Bonds	—	25,117,436	—	25,117,436
Commodity*	198,326,085	—	—	198,326,085
Short-Term Investments	12,786	418,551,009	—	418,563,795
Total	$1,728,355,432	$443,668,445	$—	$2,172,023,877

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

For the nine-month period ended July 31, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Gold Fund

Description	Level 1	Level 2	Level 3		Total
Assets:†
Common Stocks	$913,081,835	$—	$—		$913,081,835
Convertible Bond	—	—	15,178,125	(a)	15,178,125
Commodities*	273,952,834	—	—		273,952,834
Short-Term Investments	14,700	27,243,958	—		27,258,658
Warrant	136,247	—	—		136,247
Total	$1,187,185,616	$27,243,958	$15,178,125		$1,229,607,699

(a) Represents a convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

For the nine-month period ended July 31, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the nine-month period ended July 31, 2017 was as follows:

Convertible Bond
Beginning Balance —market value	$15,412,500
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(234,375)
Ending Balance — market value	$15,178,125
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(234,375)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Global Income Builder Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets: †
Common Stocks	$324,042,845	$392,055,007	$—		$716,097,852
Corporate Bonds	—	365,089,343	2,861,381	(b)	367,950,724
Convertible Bond	—	3,224,086	—		3,224,086
Closed End Fund	1,382,038	—	—		1,382,038
Commodity*	40,206,393	—	—		40,206,393
Foreign Government Securities	—	16,179,539	—		16,179,539
Loan Assignments	—	12,157,087	16,304,804	(b)	28,461,891
Preferred Stocks	1,830,164	—	—		1,830,164
U.S. Treasury Obligations	—	19,486,610	—		19,486,610
Short-Term Investments	29,973	155,838,192	—		155,868,165
Forward Foreign Currency Exchange Contracts **	—	11,808	—		11,808
Total	$367,491,413	$964,041,672	$19,166,185		$1,350,699,270

Liabilities:
Forward Foreign Currency Exchange Contracts **	$—	$(2,088,175)	$—		$(2,088,175)
Total	$—	$(2,088,175)	$—		$(2,088,175)

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $319,213,298 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2017. At July 31, 2017, these securities were valued using quoted market prices in active markets; at July 31, 2017, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2017.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Fair Value Level 3 activity for the nine-month period ended July 31, 2017 was as follows:

	Common Stocks	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance —market value	$1,104,000	$—	$15,742,586	$16,846,586
Purchases(1)	—	—	—	—
Sales(2)	(1,298,440)	—	(6,934,661)	(8,233,101)
Transfer In — Level 3	—	2,829,937	6,311,667	9,141,604
Transfer Out — Level 3	—	—	—	—
Accrued Amortization	—	26,882	37,619	64,501
Realized Gains (Losses)	(551,560)	—	(433,839)	(985,399)
Change in Unrealized Appreciation (Depreciation)	746,000	4,562	1,581,432	2,331,994
Ending Balance — market value	$—	$2,861,381	$16,304,804	$19,166,185

Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$4,562	$1,581,432	$1,585,994

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Yield Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets: †
Common Stock	$—	$34,439	$—		$34,439
Corporate Bonds	—	381,058,756	11,176,297	(b)	392,235,053
Convertible Bond	—	7,531,719	—		7,531,719
Foreign Government Security	—	3,171,369	—		3,171,369
Loan Assignments	—	8,229,118	37,702,705	(b)	45,931,823
Short-Term Investments	—	54,259,924	—		54,259,924
Total	$—	$454,285,325	$48,879,002		$503,164,327

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. Bank loans valued at $5,280,276 were transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2017. At October 31, 2016, these securities were valued using brokers and pricing services; at July 31, 2017, these securities were valued using other significant unobservable inputs. A Corporate Bond valued at $4,165,425 was transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2017. At October 31, 2016, this security was valued using brokers and pricing services; at July 31, 2017, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2017.

(b)

These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†	See Schedule of Investments for additional detailed categorizations.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Fair Value Level 3 activity for the nine-month period ended July 31, 2017 was as follows:

	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance —market value	$—	$23,173,146	$23,173,146
Purchases(1)	152,360	1,863,486	2,015,846
Sales(2)	—	(11,963,734)	(11,963,734)
Transfer In — Level 3	14,574,915	22,499,945	37,074,860
Transfer Out — Level 3	—	—	—
Accrued Amortization	530,302	343,768	874,070
Realized Gains (Losses)	—	(7,462,963)	(7,462,963)
Change in Unrealized Appreciation (Depreciation)	(4,081,280)	9,249,057	5,167,777
Ending Balance — market value	$11,176,297	$37,702,705	$48,879,002

Change in unrealized gains or (losses) relating to assets still held at reporting date	$(4,081,280)	$1,643,856	$(2,437,424)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$2,131,874,689	$—	$—	$2,131,874,689
Options Purchased	26,772,570	—	—	26,772,570
Short-Term Investment	50,302,027	—	—	50,302,027
Total	$2,208,949,286	$—	$—	$2,208,949,286

Liabilities:
Covered Call Options Written	$(24,965,302)	$—	$—	$(24,965,302)
Total	$(24,965,302)	$—	$—	$(24,965,302)

†See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are disclosed after each table, if applicable. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the nine-month period ended July 31, 2017, the average monthly principal amount outstanding for forward foreign currency exchange contracts totaled $1,717,401,613,

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

$935,534,072, $168,419, $36,971,934, and $2,010,525 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund, respectively.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.   The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At July 31, 2017, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Foreign currency	$879,946	$67,166,685	$(8,457,236)	$(115,696,497)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Foreign currency	$456,338	$39,082,276	$(5,503,637)	$(64,698,687)

First Eagle U.S. Value Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Foreign currency	$—	$—	$7,084	$—

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Gold Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Foreign currency	$—	$—	$53,085	$—

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Foreign currency	$11,808	$2,088,175	$(875,190)	$(2,978,155)

First Eagle High Yield Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Foreign currency	$—	$—	$(2,579)	$2,579

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of July 31, 2017:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs Capital Markets LP	$879,946	$(879,946)	$—	$—

	$879,946	$(879,946)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$7,823,648	$—	$—	$7,823,648
Goldman Sachs Capital Markets LP	11,926,011	(879,946)	(10,852,961)	193,104
HSBC Bank USA	8,638,314	—	—	8,638,314
JPMorgan Chase Bank N.A.	26,874,631	—	—	26,874,631
UBS AG	11,904,081	—	—	11,904,081
	$67,166,685	$(879,946)	$(10,852,961)	$55,433,778

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs Capital Markets LP	$456,338	$(456,338)	$—	$—

	$456,338	$(456,338)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$5,077,354	$—	$—	$5,077,354
Goldman Sachs Capital Markets LP	7,675,587	(456,338)	(7,102,766)	116,483
HSBC Bank USA	5,301,514	—	—	5,301,514
JPMorgan Chase Bank N.A.	14,469,260	—	—	14,469,260
UBS AG	6,558,561	—	—	6,558,561
	$39,082,276	$(456,338)	$(7,102,766)	$31,523,172

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs Capital Markets LP	$11,808	$(11,808)	$—	$—

	$11,808	$(11,808)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$275,856	$—	$—	$275,856
Goldman Sachs Capital Markets LP	439,433	(11,808)	(273,649)	153,976
HSBC Bank USA	319,023	—	—	319,023
JPMorgan Chase Bank N.A.	734,437	—	—	734,437
UBS AG	319,426	—	—	319,426
	$2,088,175	$(11,808)	$(273,649)	$1,802,718

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the nine-month period ended July 31, 2017, the First Eagle Fund of America had the following options transactions.

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2016	70,750	$23,236,759
Options written	580,636	145,550,989
Options assigned	(172,281)	(37,789,888)
Options expired/closed	(361,906)	(104,025,606)
Options outstanding at July 31, 2017	117,199	$26,972,254

Purchased Options	Number of Contracts	Cost
Options outstanding at October 31, 2016	—	$—
Options purchased	15,904	48,816,007
Options expired/closed	(1,800)	(20,864,036)
Options outstanding at July 31, 2017	14,104	$27,951,971

As of July 31, 2017, portfolio securities valued at $523,038,737 were earmarked to cover collateral requirements for written options.

For the nine-month period ended July 31, 2017 for the First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 85,331 and 4,832, respectively.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

At July 31, 2017, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation (Depreciation)
Equity —Written options	$—	$24,965,302	$2,665,266	$(4,924,234)
Equity —Purchased options	26,772,570	—	(8,343,807)	(1,179,401)

c) New Accounting Pronouncements — In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

a)     The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer		Date: September 27, 2017

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 27, 2017